UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

7th Floor, Suite 727

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700, Room 771

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 88.6%
Aerospace & Defense - 6.2%
Alliant Techsystems, Inc.(a)	40	$5,686
B/E Aerospace, Inc.(a)*	65	5,641
Boeing Co./The(a)	45	5,647
Curtiss-Wright Corp.(a)	89	5,655
Esterline Technologies Corp.(a)*	53	5,647
Exelis, Inc.	297	5,646
General Dynamics Corp.	52	5,664
HEICO Corp.(a)	93	5,595
Hexcel Corp.*	130	5,660
Huntington Ingalls Industries, Inc.(a)	55	5,624
Lockheed Martin Corp.(a)	35	5,713
Northrop Grumman Corp.(a)	46	5,676
Raytheon Co.(a)	57	5,631
Spirit AeroSystems Holdings, Inc., Class A*	199	5,610
		79,095
Airlines - 2.2%
Alaska Air Group, Inc.(a)	61	5,692
Delta Air Lines, Inc.	163	5,648
Southwest Airlines Co.	239	5,643
Spirit Airlines, Inc.*	95	5,643
United Continental Holdings, Inc.*	127	5,668
		28,294
Auto Components - 2.2%
Delphi Automotive plc(a)	83	5,632
Gentex Corp.	179	5,644
Goodyear Tire & Rubber Co./The(a)	214	5,592
Lear Corp.(a)	67	5,609
Tenneco, Inc.(a)*	97	5,633
		28,110
Automobiles - 0.9%
Tesla Motors, Inc.(a)*	27	5,628
Thor Industries, Inc.	93	5,679
		11,307
Banks - 4.0%
Comerica, Inc.	109	5,646
East West Bancorp, Inc.	154	5,621
Fifth Third Bancorp	245	5,623
FirstMerit Corp.(a)	270	5,624
KeyCorp	395	5,625
Prosperity Bancshares, Inc.(a)	85	5,623
Signature Bank(a)*	45	5,651
SVB Financial Group(a)*	44	5,666
Texas Capital Bancshares, Inc.*	87	5,650
		50,729
Beverages - 0.4%
Constellation Brands, Inc., Class A(a)*	66	5,608

Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc.(a)*	37	5,629
Alkermes plc*	129	5,688
Alnylam Pharmaceuticals, Inc.(a)*	83	5,573
Biogen Idec, Inc.*	18	5,506
Gilead Sciences, Inc.(a)*	79	5,598
Incyte Corp. Ltd.*	105	5,619
Isis Pharmaceuticals, Inc.*	131	5,660
Regeneron Pharmaceuticals, Inc.*	19	5,705
United Therapeutics Corp.(a)*	60	5,642
		50,620
Building Products - 0.4%
Lennox International, Inc.(a)	62	5,636

Capital Markets - 4.4%
Ameriprise Financial, Inc.(a)	51	5,613
Charles Schwab Corp./The	207	5,657
E*TRADE Financial Corp.(a)*	247	5,686
Financial Engines, Inc.(a)	111	5,636
Legg Mason, Inc.(a)	115	5,640
LPL Financial Holdings, Inc.(a)	107	5,622
Morgan Stanley	182	5,673
Stifel Financial Corp.*	113	5,623
TD Ameritrade Holding Corp.(a)	167	5,670
Waddell & Reed Financial, Inc., Class A(a)	77	5,669
		56,489
Chemicals - 3.5%
Cabot Corp.	96	5,670
Dow Chemical Co./The	116	5,637
LyondellBasell Industries N.V., Class A(a)	63	5,603
NewMarket Corp.(a)	14	5,471
PolyOne Corp.	154	5,646
PPG Industries, Inc.(a)	29	5,610
Sensient Technologies Corp.	100	5,641
Westlake Chemical Corp.	85	5,625
		44,903
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc.	217	5,640
R.R. Donnelley & Sons Co.	315	5,638
		11,278
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.*	536	5,687
Finisar Corp.*	212	5,620
		11,307
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. N.V.(a)	65	5,665

Consumer Finance - 0.9%
American Express Co.	62	5,582
Portfolio Recovery Associates, Inc.*	97	5,612
		11,194
Containers & Packaging - 0.4%
Packaging Corp. of America(a)	80	5,630

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	164	5,615
Graham Holdings Co., Class B(a)	8	5,630
		11,245
Diversified Financial Services - 1.3%
CBOE Holdings, Inc.(a)	99	5,603
McGraw Hill Financial, Inc.(a)	74	5,646
Moody's Corp.(a)	71	5,632
		16,881
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc.*	144	5,636

Electric Utilities - 0.9%
ITC Holdings Corp.	151	5,640

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
NextEra Energy, Inc.(a)	59	$5,641
		11,281
Electrical Equipment - 1.3%
Acuity Brands, Inc.(a)	42	5,568
EnerSys, Inc.(a)	81	5,613
Generac Holdings, Inc.	96	5,661
		16,842
Electronic Equipment, Instruments & Components - 1.3%
Cognex Corp.*	167	5,655
FEI Co.(a)	55	5,666
Zebra Technologies Corp., Class A*	81	5,622
		16,943
Energy Equipment & Services - 2.2%
Core Laboratories N.V.	29	5,755
Exterran Holdings, Inc.	129	5,660
Halliburton Co.	96	5,653
Helmerich & Payne, Inc.	53	5,701
Nabors Industries Ltd.	229	5,645
		28,414
Food & Staples Retailing - 0.9%
Rite Aid Corp.*	895	5,612
Safeway, Inc.	152	5,615
		11,227
Food Products - 1.8%
Hain Celestial Group, Inc./The(a)*	62	5,671
Keurig Green Mountain, Inc.(a)	54	5,702
Tyson Foods, Inc., Class A	128	5,633
WhiteWave Foods Co./The, Class A*	197	5,623
		22,629
Gas Utilities - 1.3%
AGL Resources, Inc.	115	5,631
National Fuel Gas Co.(a)	80	5,603
UGI Corp.	123	5,610
		16,844
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc.(a)*	109	5,645
Boston Scientific Corp.*	417	5,638
		11,283
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	80	5,599
McKesson Corp.	32	5,650
Omnicare, Inc.(a)	94	5,609
		16,858
Health Care Technology - 0.9%
athenahealth, Inc.*	35	5,609
Medidata Solutions, Inc.*	104	5,651
		11,260
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc.(a)*	10	5,680
Domino's Pizza, Inc.(a)	73	5,619
MGM Resorts International*	219	5,663
Royal Caribbean Cruises Ltd.	104	5,674
Wendy's Co./The	621	5,664
Wynn Resorts Ltd.(a)	25	5,554
		33,854
Household Durables - 0.4%
Harman International Industries, Inc.(a)	53	5,639

Insurance - 4.9%
Assurant, Inc.(a)	87	5,652
CNO Financial Group, Inc.	310	5,611
Genworth Financial, Inc., Class A*	319	5,656
Hanover Insurance Group, Inc./The(a)	92	5,652
Hartford Financial Services Group, Inc./The	160	5,643
Lincoln National Corp.	111	5,624
MetLife, Inc.(a)	106	5,597
Principal Financial Group, Inc.	122	5,611
Protective Life Corp.(a)	107	5,627
Prudential Financial, Inc.(a)	67	5,672
StanCorp Financial Group, Inc.(a)	85	5,678
		62,023
Internet & Catalog Retail - 1.8%
Liberty Ventures*	43	5,604
Netflix, Inc.(a)*	16	5,633
priceline.com, Inc.(a)*	5	5,959
TripAdvisor, Inc.*	62	5,617
		22,813
Internet Software & Services - 2.2%
CoStar Group, Inc.*	30	5,602
Facebook, Inc., Class A(a)*	94	5,663
IAC/InterActiveCorp	79	5,640
Pandora Media, Inc.*	187	5,670
Yahoo!, Inc.*	157	5,636
		28,211
IT Services - 2.2%
Acxiom Corp.(a)*	164	5,641
Alliance Data Systems Corp.(a)*	21	5,722
Broadridge Financial Solutions, Inc.	152	5,645
FleetCor Technologies, Inc.*	49	5,640
Mastercard, Inc., Class A	76	5,677
		28,325
Life Sciences Tools & Services - 0.5%
Illumina, Inc.(a)*	38	5,649

Machinery - 3.1%
Colfax Corp.(a)*	80	5,706
ITT Corp.	132	5,644
Manitowoc Co., Inc./The	179	5,630
Middleby Corp./The(a)*	21	5,548
Pentair Ltd.	71	5,633
Trinity Industries, Inc.	78	5,622
Wabtec Corp.(a)	72	5,580
		39,363
Media - 1.3%
Live Nation Entertainment, Inc.*	259	5,633
Sinclair Broadcast Group, Inc., Class A	207	5,608
Starz, Class A*	174	5,617
		16,858
Multi-Utilities - 1.8%
Ameren Corp.	136	5,603
Dominion Resources, Inc.(a)	79	5,608
NiSource, Inc.	158	5,614
Sempra Energy(a)	58	5,612
		22,437
Oil, Gas & Consumable Fuels - 4.4%
Cheniere Energy, Inc.*	102	5,646
Cimarex Energy Co.	47	5,598

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Continental Resources, Inc.(a)*	45	$5,592
Energen Corp.(a)	70	5,657
EOG Resources, Inc.	29	5,689
EQT Corp.(a)	58	5,624
Gulfport Energy Corp.(a)*	80	5,694
ONEOK, Inc.	96	5,688
Pioneer Natural Resources Co.(a)	30	5,614
Teekay Corp.(a)	100	5,624
		56,426
Paper & Forest Products - 0.4%
Domtar Corp.(a)	50	5,611

Personal Products - 0.9%
Herbalife Ltd.(a)	99	5,670
Nu Skin Enterprises, Inc., Class A(a)	68	5,634
		11,304
Pharmaceuticals - 2.7%
Actavis plc(a)*	27	5,558
Endo International plc*	82	5,629
Jazz Pharmaceuticals plc(a)*	41	5,686
Mylan, Inc.*	116	5,664
Questcor Pharmaceuticals, Inc.(a)	86	5,584
Salix Pharmaceuticals Ltd.*	55	5,699
		33,820
Professional Services - 0.5%
Towers Watson & Co., Class A(a)	50	5,702

Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA(a)*	47	5,718
Howard Hughes Corp./The(a)*	40	5,708
		11,426
Road & Rail - 0.4%
Avis Budget Group, Inc.*	115	5,600

Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.(a)	87	5,604
First Solar, Inc.*	81	5,653
Marvell Technology Group Ltd.	360	5,670
Micron Technology, Inc.(a)*	241	5,702
Skyworks Solutions, Inc.*	150	5,628
SunEdison, Inc.*	301	5,671
		33,928
Software - 1.8%
Adobe Systems, Inc.(a)*	86	5,654
Electronic Arts, Inc.(a)*	194	5,628
ServiceNow, Inc.(a)*	95	5,692
Splunk, Inc.(a)*	79	5,648
		22,622
Specialty Retail - 0.4%
Signet Jewelers Ltd.	53	5,611

Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corp.(a)*	95	5,619
Lexmark International, Inc., Class A(a)	121	5,601
Seagate Technology plc(a)	100	5,616
Western Digital Corp.(a)	61	5,601
		22,437
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp.(a)*	71	5,661
Hanesbrands, Inc.(a)	74	5,659
Kate Spade & Co.*	153	5,675
Under Armour, Inc., Class A*	49	5,617
		22,612
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	665	5,666
Radian Group, Inc.	379	5,696
		11,362
Trading Companies & Distributors - 0.4%
United Rentals, Inc.(a)*	59	5,601

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	171	5,648

Total Common Stocks Held Long
(Cost $961,802)		1,128,090

Securities Sold Short - (89.4%)
Aerospace & Defense - (0.4%)
Triumph Group, Inc.	(88)	(5,683)

Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(109)	(5,711)
Expeditors International of Washington, Inc.	(143)	(5,667)
		(11,378)
Beverages - (0.4%)
Coca-Cola Co./The	(147)	(5,683)

Building Products - (0.5%)
Owens Corning	(132)	(5,698)

Capital Markets - (0.5%)
Eaton Vance Corp.	(149)	(5,686)

Chemicals - (1.3%)
Albemarle Corp.	(86)	(5,712)
Axiall Corp.	(127)	(5,705)
Mosaic Co./The	(114)	(5,700)
		(17,117)
Commercial Services & Supplies - (2.2%)
ADT Corp./The	(190)	(5,690)
Clean Harbors, Inc.*	(103)	(5,643)
Copart, Inc.*	(156)	(5,677)
Iron Mountain, Inc.	(208)	(5,735)
Republic Services, Inc.	(166)	(5,671)
		(28,416)
Communications Equipment - (1.3%)
Cisco Systems, Inc.	(253)	(5,670)
JDS Uniphase Corp.*	(406)	(5,684)
Motorola Solutions, Inc.	(88)	(5,657)
		(17,011)
Construction & Engineering - (0.9%)
AECOM Technology Corp.*	(177)	(5,694)
KBR, Inc.	(212)	(5,656)
		(11,350)
Containers & Packaging - (1.8%)
Bemis Co., Inc.	(146)	(5,729)
Crown Holdings, Inc.*	(127)	(5,682)
MeadWestvaco Corp.	(151)	(5,683)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Silgan Holdings, Inc.	(115)	$(5,695)
		(22,789)
Diversified Consumer Services - (0.5%)
H&R Block, Inc.	(190)	(5,736)

Diversified Financial Services - (0.5%)
Leucadia National Corp.	(204)	(5,712)

Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(162)	(5,682)
CenturyLink, Inc.	(173)	(5,681)
		(11,363)
Electric Utilities - (2.2%)
Exelon Corp.	(169)	(5,672)
FirstEnergy Corp.	(166)	(5,649)
Hawaiian Electric Industries, Inc.	(224)	(5,694)
Pinnacle West Capital Corp.	(104)	(5,685)
Southern Co./The	(129)	(5,668)
		(28,368)
Electrical Equipment - (0.9%)
Regal-Beloit Corp.	(78)	(5,671)
Roper Industries, Inc.	(43)	(5,741)
		(11,412)
Electronic Equipment, Instruments & Components - (0.9%)
Jabil Circuit, Inc.	(316)	(5,688)
National Instruments Corp.	(198)	(5,681)
		(11,369)
Energy Equipment & Services - (3.1%)
Atwood Oceanics, Inc.*	(113)	(5,694)
Cameron International Corp.*	(92)	(5,683)
Dresser-Rand Group, Inc.*	(98)	(5,724)
Ensco plc, Class A	(108)	(5,700)
Noble Corp. plc	(174)	(5,697)
Rowan Cos., plc, Class A*	(169)	(5,692)
Transocean Ltd.	(138)	(5,705)
		(39,895)
Food & Staples Retailing - (0.4%)
Wal-Mart Stores, Inc.	(74)	(5,656)

Food Products - (2.2%)
Bunge Ltd.	(72)	(5,725)
ConAgra Foods, Inc.	(184)	(5,709)
Ingredion, Inc.	(84)	(5,719)
Kellogg Co.	(91)	(5,707)
McCormick & Co., Inc.	(79)	(5,667)
		(28,527)
Gas Utilities - (0.5%)
Questar Corp.	(239)	(5,683)

Health Care Equipment & Supplies - (3.6%)
Abbott Laboratories	(147)	(5,661)
Baxter International, Inc.	(77)	(5,666)
DENTSPLY International, Inc.	(123)	(5,663)
Edwards Lifesciences Corp.*	(76)	(5,637)
Hologic, Inc.*	(266)	(5,719)
Intuitive Surgical, Inc.*	(13)	(5,694)
Sirona Dental Systems, Inc.*	(76)	(5,675)
Varian Medical Systems, Inc.*	(68)	(5,711)
		(45,426)
Health Care Providers & Services - (2.7%)
Community Health Systems, Inc.*	(146)	(5,719)
DaVita HealthCare Partners, Inc.*	(83)	(5,715)
Laboratory Corp. of America Holdings*	(58)	(5,696)
Patterson Cos., Inc.	(136)	(5,679)
Quest Diagnostics, Inc.	(99)	(5,734)
Tenet Healthcare Corp.*	(134)	(5,736)
		(34,279)
Hotels, Restaurants & Leisure - (2.7%)
Carnival Corp.	(151)	(5,717)
Darden Restaurants, Inc.	(112)	(5,685)
International Game Technology	(406)	(5,708)
McDonald's Corp.	(58)	(5,686)
Panera Bread Co., Class A*	(32)	(5,647)
Yum! Brands, Inc.	(76)	(5,730)
		(34,173)
Household Durables - (2.7%)
D.R. Horton, Inc.	(263)	(5,694)
Leggett & Platt, Inc.	(175)	(5,712)
Lennar Corp., Class A	(145)	(5,745)
PulteGroup, Inc.	(298)	(5,718)
Toll Brothers, Inc.*	(159)	(5,708)
Tupperware Brands Corp.	(68)	(5,696)
		(34,273)
Independent Power and Renewable Electricity Producers - (0.4%)
Calpine Corp.*	(271)	(5,667)

Insurance - (1.8%)
Alleghany Corp.*	(14)	(5,703)
Loews Corp.	(129)	(5,683)
ProAssurance Corp.	(128)	(5,700)
W.R. Berkley Corp.	(137)	(5,702)
		(22,788)
Internet & Catalog Retail - (0.4%)
HSN, Inc.	(95)	(5,674)

Internet Software & Services - (1.4%)
eBay, Inc.*	(103)	(5,690)
Equinix, Inc.*	(31)	(5,730)
Rackspace Hosting, Inc.*	(176)	(5,776)
		(17,196)
IT Services - (1.8%)
Accenture plc, Class A	(72)	(5,740)
Genpact Ltd.*	(327)	(5,696)
International Business Machines Corp.	(29)	(5,582)
Teradata Corp.*	(116)	(5,706)
		(22,724)
Leisure Products - (0.5%)
Mattel, Inc.	(142)	(5,696)

Life Sciences Tools & Services - (0.4%)
Bio-Rad Laboratories, Inc., Class A*	(44)	(5,637)

Machinery - (4.0%)
AGCO Corp.	(104)	(5,737)
Caterpillar, Inc.	(57)	(5,664)
Deere & Co.	(63)	(5,720)
Joy Global, Inc.	(98)	(5,684)
Kennametal, Inc.	(129)	(5,715)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Nordson Corp.	(81)	$(5,710)
Stanley Black & Decker, Inc.	(70)	(5,687)
Valmont Industries, Inc.	(38)	(5,656)
Woodward, Inc.	(137)	(5,689)
		(51,262)
Media - (1.8%)
Cinemark Holdings, Inc.	(197)	(5,715)
Discovery Communications, Inc., Class A*	(69)	(5,706)
Madison Square Garden Co./The, Class A*	(100)	(5,678)
Sirius XM Holdings, Inc.*	(1,774)	(5,677)
		(22,776)
Metals & Mining - (2.2%)
Allegheny Technologies, Inc.	(151)	(5,689)
Freeport-McMoRan Copper & Gold, Inc.	(173)	(5,721)
Newmont Mining Corp.	(243)	(5,696)
Reliance Steel & Aluminum Co.	(80)	(5,653)
Royal Gold, Inc.	(90)	(5,636)
		(28,395)
Multiline Retail - (1.3%)
Dillard's, Inc., Class A	(62)	(5,729)
Family Dollar Stores, Inc.	(98)	(5,685)
Target Corp.	(94)	(5,688)
		(17,102)
Multi-Utilities - (0.9%)
Consolidated Edison, Inc.	(106)	(5,687)
TECO Energy, Inc.	(332)	(5,694)
		(11,381)
Oil, Gas & Consumable Fuels - (4.9%)
Anadarko Petroleum Corp.	(67)	(5,679)
Apache Corp.	(69)	(5,723)
Cobalt International Energy, Inc.*	(309)	(5,661)
Denbury Resources, Inc.	(346)	(5,674)
HollyFrontier Corp.	(120)	(5,710)
Kinder Morgan, Inc.	(175)	(5,686)
Peabody Energy Corp.	(350)	(5,719)
QEP Resources, Inc.	(193)	(5,682)
Rosetta Resources, Inc.*	(122)	(5,683)
Tesoro Corp.	(112)	(5,666)
World Fuel Services Corp.	(129)	(5,689)
		(62,572)
Paper & Forest Products - (0.5%)
Louisiana-Pacific Corp.*	(338)	(5,702)

Personal Products - (0.5%)
Avon Products, Inc.	(394)	(5,768)

Pharmaceuticals - (1.3%)
Allergan, Inc.	(46)	(5,709)
Eli Lilly & Co.	(96)	(5,650)
Zoetis, Inc.	(198)	(5,730)
		(17,089)
Real Estate Investment Trusts (REITs) - (15.2%)
Alexandria Real Estate Equities, Inc.	(78)	(5,660)
American Campus Communities, Inc.	(151)	(5,640)
American Capital Agency Corp.	(265)	(5,695)
Annaly Capital Management, Inc.	(520)	(5,704)
Apartment Investment & Management Co., Class A	(189)	(5,712)
AvalonBay Communities, Inc.	(43)	(5,647)
BioMed Realty Trust, Inc.	(277)	(5,676)
Camden Property Trust	(84)	(5,656)
CBL & Associates Properties, Inc.	(321)	(5,698)
DDR Corp.	(344)	(5,669)
Digital Realty Trust, Inc.	(107)	(5,679)
HCP, Inc.	(147)	(5,702)
Health Care REIT, Inc.	(95)	(5,662)
Home Properties, Inc.	(94)	(5,651)
Kimco Realty Corp.	(259)	(5,667)
Liberty Property Trust	(153)	(5,655)
Macerich Co./The	(91)	(5,672)
Mid-America Apartment Communities, Inc.	(83)	(5,666)
Piedmont Office Realty Trust, Inc., Class A	(331)	(5,677)
Plum Creek Timber Co., Inc.	(135)	(5,675)
Post Properties, Inc.	(116)	(5,696)
Prologis, Inc.	(139)	(5,675)
Rayonier, Inc.	(124)	(5,693)
Realty Income Corp.	(139)	(5,679)
Regency Centers Corp.	(111)	(5,668)
Retail Properties of America, Inc., Class A	(421)	(5,700)
Senior Housing Properties Trust	(252)	(5,662)
Simon Property Group, Inc.	(35)	(5,740)
Tanger Factory Outlet Centers, Inc.	(162)	(5,670)
Taubman Centers, Inc.	(80)	(5,663)
Two Harbors Investment Corp.	(555)	(5,689)
Ventas, Inc.	(94)	(5,694)
Weyerhaeuser Co.	(194)	(5,694)
WP Carey, Inc.	(95)	(5,707)
		(193,093)
Real Estate Management & Development - (0.5%)
Realogy Holdings Corp.*	(131)	(5,692)

Road & Rail - (1.3%)
J.B. Hunt Transport Services, Inc.	(79)	(5,682)
Kansas City Southern	(56)	(5,715)
Landstar System, Inc.	(96)	(5,685)
		(17,082)
Semiconductors & Semiconductor Equipment - (1.3%)
Altera Corp.	(157)	(5,689)
Broadcom Corp., Class A	(181)	(5,698)
Maxim Integrated Products, Inc.	(173)	(5,730)
		(17,117)
Software - (4.5%)
ANSYS, Inc.*	(74)	(5,699)
Cadence Design Systems, Inc.*	(367)	(5,703)
Citrix Systems, Inc.*	(99)	(5,686)
CommVault Systems, Inc.*	(87)	(5,651)
Fortinet, Inc.*	(258)	(5,684)
Nuance Communications, Inc.*	(331)	(5,683)
Red Hat, Inc.*	(107)	(5,669)
SolarWinds, Inc.*	(133)	(5,670)
Symantec Corp.	(286)	(5,711)
TIBCO Software, Inc.*	(280)	(5,690)
		(56,846)
Specialty Retail - (4.5%)
Aaron's, Inc.	(189)	(5,715)
Abercrombie & Fitch Co., Class A	(148)	(5,698)
American Eagle Outfitters, Inc.	(463)	(5,667)
Ascena Retail Group, Inc.*	(328)	(5,668)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Chico's FAS, Inc.	(355)	$(5,691)
PetSmart, Inc.	(82)	(5,649)
Sally Beauty Holdings, Inc.*	(207)	(5,672)
Staples, Inc.	(505)	(5,727)
Ulta Salon Cosmetics & Fragrance, Inc.*	(58)	(5,654)
Urban Outfitters, Inc.*	(156)	(5,689)
		(56,830)
Technology Hardware, Storage & Peripherals - (0.4%)
EMC Corp.	(207)	(5,674)

Textiles, Apparel & Luxury Goods - (1.8%)
Coach, Inc.	(115)	(5,711)
Lululemon Athletica, Inc.*	(109)	(5,732)
PVH Corp.	(45)	(5,615)
Ralph Lauren Corp.	(35)	(5,632)
		(22,690)
Tobacco - (0.5%)
Philip Morris International, Inc.	(70)	(5,731)

Trading Companies & Distributors - (1.3%)
Fastenal Co.	(116)	(5,721)
MRC Global, Inc.*	(211)	(5,689)
MSC Industrial Direct Co., Inc., Class A	(66)	(5,710)
		(17,120)

Total Securities Sold Short (Proceeds Received $1,135,724)		(1,137,987)
Other assets less liabilities — 100.8%		1,283,103
Net Assets — 100.0%		$1,273,206

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2014, the aggregate amount held in a segregated account was $632,655.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,715
Aggregate gross unrealized depreciation	(55,660)
Net unrealized appreciation	$162,055
Federal income tax cost of investments	$(171,952)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
128,244 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$18,159
(123,878) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.10)%	(12,318)
					$5,841

(1) A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 88.6%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.(a)	43	$6,113
Exelis, Inc.	324	6,159
General Dynamics Corp.(a)	57	6,208
L-3 Communications Holdings, Inc.(a)	52	6,144
Northrop Grumman Corp.(a)	50	6,169
		30,793
Airlines - 2.2%
Alaska Air Group, Inc.(a)	66	6,158
American Airlines Group, Inc.(a)*	168	6,149
Delta Air Lines, Inc.	178	6,168
JetBlue Airways Corp.(a)*	716	6,222
Southwest Airlines Co.(a)	261	6,162
		30,859
Auto Components - 2.2%
Autoliv, Inc.(a)	61	6,122
Dana Holding Corp.(a)	266	6,190
Goodyear Tire & Rubber Co./The(a)	233	6,088
Lear Corp.(a)	74	6,195
TRW Automotive Holdings Corp.*	76	6,203
		30,798
Automobiles - 0.9%
Ford Motor Co.(a)	395	6,162
General Motors Co.(a)	178	6,127
		12,289
Banks - 2.2%
Citigroup, Inc.(a)	129	6,140
PNC Financial Services Group, Inc.	71	6,177
Popular, Inc.(a)*	199	6,167
Regions Financial Corp.	556	6,177
SunTrust Banks, Inc.	154	6,128
		30,789
Beverages - 0.5%
Molson Coors Brewing Co., Class B	105	6,180

Biotechnology - 0.5%
United Therapeutics Corp.*	66	6,206

Building Products - 0.5%
Owens Corning(a)	143	6,173

Capital Markets - 1.3%
Goldman Sachs Group, Inc./The(a)	38	6,226
Legg Mason, Inc.(a)	125	6,130
Morgan Stanley(a)	198	6,172
		18,528
Chemicals - 1.3%
Ashland, Inc.(a)	62	6,168
Axiall Corp.(a)	137	6,154
Cabot Corp.(a)	105	6,201
		18,523
Commercial Services & Supplies - 0.9%
ADT Corp./The(a)	206	6,170
Republic Services, Inc.	180	6,149
		12,319
Communications Equipment - 1.3%
ARRIS Group, Inc.(a)*	218	6,143
Brocade Communications Systems, Inc.(a)*	585	6,207
Cisco Systems, Inc.(a)	273	6,118
		18,468
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	192	6,177
KBR, Inc.	230	6,136
URS Corp.	131	6,165
		18,478
Consumer Finance - 0.5%
Capital One Financial Corp.(a)	80	6,173

Containers & Packaging - 1.3%
Owens-Illinois, Inc.(a)*	183	6,191
Rock-Tenn Co., Class A	58	6,123
Sonoco Products Co.	150	6,153
		18,467
Diversified Consumer Services - 0.4%
Apollo Education Group, Inc.(a)*	179	6,129

Diversified Financial Services - 1.3%
Bank of America Corp.(a)	358	6,157
ING US, Inc.	169	6,130
JPMorgan Chase & Co.(a)	101	6,132
		18,419
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	175	6,137
CenturyLink, Inc.(a)	187	6,141
		12,278
Electric Utilities - 2.2%
Entergy Corp.(a)	92	6,150
Exelon Corp.(a)	182	6,108
FirstEnergy Corp.(a)	180	6,126
Great Plains Energy, Inc.(a)	226	6,111
Pinnacle West Capital Corp.	112	6,122
		30,617
Electrical Equipment - 0.5%
Regal-Beloit Corp.	85	6,180

Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.(a)*	104	6,174
Avnet, Inc.(a)	132	6,142
Corning, Inc.(a)	294	6,121
Ingram Micro, Inc., Class A(a)*	209	6,178
Jabil Circuit, Inc.(a)	342	6,156
TE Connectivity Ltd.	102	6,141
		36,912
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.(a)*	122	6,148
Ensco plc, Class A(a)	116	6,122
Noble Corp. plc(a)	188	6,155
Rowan Cos., plc, Class A*	183	6,163
Transocean Ltd.	149	6,160
Unit Corp.*	94	6,146
		36,894
Food & Staples Retailing - 0.9%
Kroger Co./The(a)	141	6,155
Wal-Mart Stores, Inc.	80	6,114
		12,269

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Food Products - 3.1%
Archer-Daniels-Midland Co.(a)	142	$6,161
Bunge Ltd.(a)	78	6,202
ConAgra Foods, Inc.(a)	199	6,175
Darling International, Inc.(a)*	308	6,166
Ingredion, Inc.(a)	90	6,127
JM Smucker Co./The	64	6,223
Tyson Foods, Inc., Class A	140	6,162
		43,216
Health Care Equipment & Supplies - 2.2%
Alere, Inc.(a)*	179	6,149
CareFusion Corp.(a)*	153	6,154
Hill-Rom Holdings, Inc.(a)	160	6,166
Hologic, Inc.(a)*	288	6,192
Medtronic, Inc.(a)	100	6,154
		30,815
Health Care Providers & Services - 5.8%
Aetna, Inc.(a)	82	6,148
Community Health Systems, Inc.(a)*	158	6,189
DaVita HealthCare Partners, Inc.(a)*	89	6,128
Express Scripts Holding Co.(a)*	82	6,157
Humana, Inc.(a)	54	6,087
Laboratory Corp. of America Holdings(a)*	63	6,187
LifePoint Hospitals, Inc.(a)*	112	6,110
Quest Diagnostics, Inc.(a)	107	6,198
UnitedHealth Group, Inc.	75	6,149
Universal Health Services, Inc., Class B	75	6,155
VCA Antech, Inc.*	191	6,156
WellCare Health Plans, Inc.*	97	6,161
WellPoint, Inc.	62	6,172
		79,997
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.(a)	163	6,171
International Game Technology(a)	440	6,187
Royal Caribbean Cruises Ltd.	113	6,165
		18,523
Household Durables - 1.3%
Jarden Corp.(a)*	103	6,163
PulteGroup, Inc.	322	6,179
Whirlpool Corp.	41	6,128
		18,470
Household Products - 0.4%
Energizer Holdings, Inc.(a)	61	6,145

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp./The(a)	432	6,169

Industrial Conglomerates - 0.4%
General Electric Co.(a)	238	6,162

Insurance - 9.7%
ACE Ltd.(a)	62	6,142
Allstate Corp./The(a)	109	6,167
American International Group, Inc.(a)	123	6,151
Aspen Insurance Holdings Ltd.(a)	155	6,153
Assurant, Inc.(a)	95	6,171
Assured Guaranty Ltd.(a)	243	6,153
Axis Capital Holdings Ltd.(a)	134	6,144
Endurance Specialty Holdings Ltd.(a)	114	6,137
Everest Re Group Ltd.	40	6,122
Genworth Financial, Inc., Class A(a)*	348	6,170
Hartford Financial Services Group, Inc./The(a)	174	6,137
Lincoln National Corp.(a)	121	6,131
MetLife, Inc.(a)	116	6,125
PartnerRe Ltd.	60	6,210
Protective Life Corp.	117	6,153
Prudential Financial, Inc.	73	6,179
Reinsurance Group of America, Inc.	77	6,132
RenaissanceRe Holdings Ltd.	63	6,149
Travelers Cos., Inc./The	72	6,127
Unum Group	175	6,179
Validus Holdings Ltd.	163	6,147
XL Group plc	197	6,156
		135,335
IT Services - 1.8%
Amdocs Ltd.(a)	132	6,133
Computer Sciences Corp.(a)	101	6,143
Leidos Holdings, Inc.(a)	174	6,154
Xerox Corp.	544	6,147
		24,577
Machinery - 4.0%
AGCO Corp.(a)	112	6,178
Caterpillar, Inc.(a)	62	6,161
Deere & Co.(a)	68	6,174
Joy Global, Inc.(a)	106	6,148
Kennametal, Inc.(a)	139	6,158
Oshkosh Corp.(a)	104	6,123
Timken Co./The	104	6,113
Trinity Industries, Inc.	85	6,126
Valmont Industries, Inc.	42	6,251
		55,432
Media - 1.3%
Cinemark Holdings, Inc.(a)	213	6,179
Comcast Corp., Class A	123	6,152
Gannett Co., Inc.(a)	223	6,155
		18,486
Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	300	6,138
Freeport-McMoRan Copper & Gold, Inc.(a)	187	6,184
Reliance Steel & Aluminum Co.	87	6,148
United States Steel Corp.	222	6,129
		24,599
Multiline Retail - 1.8%
Dillard's, Inc., Class A(a)	67	6,191
Kohl's Corp.(a)	109	6,191
Macy's, Inc.(a)	103	6,107
Target Corp.	102	6,172
		24,661
Multi-Utilities - 1.3%
Consolidated Edison, Inc.	115	6,170
PG&E Corp.(a)	142	6,135
Public Service Enterprise Group, Inc.(a)	160	6,102
		18,407
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	74	6,138
Chesapeake Energy Corp.(a)	242	6,200

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Chevron Corp.(a)	52	$6,183
Denbury Resources, Inc.(a)	374	6,134
Devon Energy Corp.(a)	92	6,158
Marathon Oil Corp.(a)	173	6,145
Murphy Oil Corp.(a)	98	6,160
Tesoro Corp.	121	6,121
Valero Energy Corp.	115	6,107
		55,346
Paper & Forest Products - 0.9%
Domtar Corp.	55	6,172
International Paper Co.	134	6,148
		12,320
Personal Products - 0.5%
Herbalife Ltd.	108	6,185

Pharmaceuticals - 0.4%
Pfizer, Inc.(a)	191	6,135

Real Estate Investment Trusts (REITs) - 3.1%
American Capital Agency Corp.(a)	286	6,146
Annaly Capital Management, Inc.(a)	562	6,165
Chimera Investment Corp.(a)	2,009	6,148
Invesco Mortgage Capital, Inc.(a)	371	6,110
MFA Financial, Inc.(a)	795	6,161
Starwood Property Trust, Inc.	261	6,157
Two Harbors Investment Corp.	600	6,150
		43,037
Road & Rail - 1.8%
CSX Corp.(a)	212	6,141
Hertz Global Holdings, Inc.(a)*	231	6,154
Norfolk Southern Corp.(a)	63	6,122
Ryder System, Inc.	77	6,154
		24,571
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp., Class A(a)	196	6,170
Intel Corp.(a)	238	6,143
Micron Technology, Inc.(a)*	263	6,222
ON Semiconductor Corp.(a)*	655	6,157
		24,692
Software - 1.3%
CA, Inc.(a)	198	6,132
Nuance Communications, Inc.(a)*	357	6,129
Symantec Corp.	310	6,191
		18,452
Specialty Retail - 3.1%
Ascena Retail Group, Inc.(a)*	355	6,134
Bed Bath & Beyond, Inc.(a)*	89	6,123
Best Buy Co., Inc.(a)	234	6,180
Chico's FAS, Inc.(a)	384	6,156
GameStop Corp., Class A(a)	149	6,124
Guess?, Inc.(a)	222	6,127
Staples, Inc.	546	6,192
		43,036
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.(a)	11	5,904
EMC Corp.(a)	224	6,140
Hewlett-Packard Co.(a)	190	6,148
Lexmark International, Inc., Class A(a)	132	6,110
NetApp, Inc.	167	6,162
SanDisk Corp.	76	6,171
Western Digital Corp.	67	6,152
		42,787
Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	165	6,153
MRC Global, Inc.(a)*	228	6,147
United Rentals, Inc.*	65	6,171
		18,471
Total Common Stocks Held Long
(Cost $1,119,119)		1,230,767

Securities Sold Short - (89.3%)
Aerospace & Defense - (0.9%)
HEICO Corp.	(103)	(6,196)
TransDigm Group, Inc.	(33)	(6,112)
		(12,308)
Air Freight & Logistics - (0.4%)
C.H. Robinson Worldwide, Inc.	(118)	(6,182)

Automobiles - (0.5%)
Tesla Motors, Inc.*	(30)	(6,254)

Banks - (0.4%)
Signature Bank*	(49)	(6,154)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(69)	(6,189)
Monster Beverage Corp.*	(89)	(6,181)
		(12,370)
Biotechnology - (7.1%)
Alexion Pharmaceuticals, Inc.*	(41)	(6,237)
Alkermes plc*	(142)	(6,261)
Alnylam Pharmaceuticals, Inc.*	(92)	(6,177)
Biogen Idec, Inc.*	(20)	(6,117)
BioMarin Pharmaceutical, Inc.*	(91)	(6,207)
Celgene Corp.*	(44)	(6,142)
Cepheid, Inc.*	(119)	(6,138)
Gilead Sciences, Inc.*	(87)	(6,165)
Incyte Corp. Ltd.*	(116)	(6,208)
Isis Pharmaceuticals, Inc.*	(144)	(6,222)
Medivation, Inc.*	(96)	(6,180)
Pharmacyclics, Inc.*	(62)	(6,214)
Regeneron Pharmaceuticals, Inc.*	(21)	(6,306)
Seattle Genetics, Inc.*	(136)	(6,196)
Theravance, Inc.*	(199)	(6,157)
Vertex Pharmaceuticals, Inc.*	(87)	(6,153)
		(99,080)
Building Products - (1.3%)
Allegion plc	(119)	(6,208)
Lennox International, Inc.	(68)	(6,182)
USG Corp.*	(190)	(6,217)
		(18,607)
Capital Markets - (3.1%)
Charles Schwab Corp./The	(228)	(6,231)
Financial Engines, Inc.	(123)	(6,246)
LPL Financial Holdings, Inc.	(118)	(6,200)
SEI Investments Co.	(183)	(6,150)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
T. Rowe Price Group, Inc.	(75)	$(6,176)
TD Ameritrade Holding Corp.	(183)	(6,213)
Waddell & Reed Financial, Inc., Class A	(85)	(6,258)
		(43,474)
Chemicals - (4.5%)
Ecolab, Inc.	(58)	(6,264)
FMC Corp.	(81)	(6,201)
International Flavors & Fragrances, Inc.	(65)	(6,219)
Monsanto Co.	(55)	(6,257)
NewMarket Corp.	(16)	(6,253)
PolyOne Corp.	(170)	(6,232)
RPM International, Inc.	(148)	(6,192)
Sherwin-Williams Co./The	(32)	(6,308)
Sigma-Aldrich Corp.	(66)	(6,163)
W.R. Grace & Co.*	(62)	(6,149)
		(62,238)
Commercial Services & Supplies - (0.9%)
Copart, Inc.*	(170)	(6,187)
Stericycle, Inc.*	(55)	(6,249)
		(12,436)
Communications Equipment - (0.4%)
Palo Alto Networks, Inc.*	(90)	(6,174)

Construction Materials - (0.5%)
Eagle Materials, Inc.	(70)	(6,206)

Distributors - (0.5%)
Pool Corp.	(101)	(6,193)

Diversified Financial Services - (1.3%)
CBOE Holdings, Inc.	(109)	(6,169)
McGraw Hill Financial, Inc.	(82)	(6,257)
Moody's Corp.	(79)	(6,266)
		(18,692)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(158)	(6,184)

Electric Utilities - (0.5%)
NextEra Energy, Inc.	(65)	(6,215)

Electrical Equipment - (0.5%)
Acuity Brands, Inc.	(47)	(6,231)

Electronic Equipment, Instruments & Components - (2.2%)
Amphenol Corp., Class A	(68)	(6,232)
Cognex Corp.*	(183)	(6,197)
FEI Co.	(60)	(6,181)
National Instruments Corp.	(216)	(6,197)
Trimble Navigation Ltd.*	(160)	(6,219)
		(31,026)
Energy Equipment & Services - (2.7%)
CARBO Ceramics, Inc.	(45)	(6,209)
Core Laboratories N.V.	(31)	(6,152)
Dresser-Rand Group, Inc.*	(107)	(6,250)
Dril-Quip, Inc.*	(56)	(6,278)
FMC Technologies, Inc.*	(119)	(6,222)
Oceaneering International, Inc.	(87)	(6,252)
		(37,363)
Food & Staples Retailing - (0.9%)
United Natural Foods, Inc.*	(87)	(6,170)
Whole Foods Market, Inc.	(122)	(6,187)
		(12,357)
Food Products - (2.7%)
Hain Celestial Group, Inc./The*	(68)	(6,220)
Hershey Co./The	(59)	(6,160)
Keurig Green Mountain, Inc.	(59)	(6,230)
McCormick & Co., Inc.	(86)	(6,170)
Mead Johnson Nutrition Co.	(75)	(6,235)
WhiteWave Foods Co./The, Class A*	(217)	(6,193)
		(37,208)
Gas Utilities - (0.9%)
National Fuel Gas Co.	(88)	(6,163)
Questar Corp.	(260)	(6,183)
		(12,346)
Health Care Equipment & Supplies - (0.9%)
Align Technology, Inc.*	(120)	(6,215)
IDEXX Laboratories, Inc.*	(51)	(6,191)
		(12,406)
Health Care Providers & Services - (0.5%)
AmerisourceBergen Corp.	(95)	(6,231)

Health Care Technology - (0.9%)
athenahealth, Inc.*	(38)	(6,089)
Medidata Solutions, Inc.*	(115)	(6,249)
		(12,338)
Hotels, Restaurants & Leisure - (4.0%)
Chipotle Mexican Grill, Inc.*	(11)	(6,249)
Domino's Pizza, Inc.	(81)	(6,235)
Dunkin' Brands Group, Inc.	(123)	(6,172)
Las Vegas Sands Corp.	(77)	(6,220)
Marriott International, Inc., Class A	(111)	(6,218)
Panera Bread Co., Class A*	(35)	(6,176)
Papa John's International, Inc.	(119)	(6,201)
Starbucks Corp.	(85)	(6,237)
Yum! Brands, Inc.	(82)	(6,182)
		(55,890)
Household Durables - (0.4%)
Harman International Industries, Inc.	(58)	(6,171)

Household Products - (0.9%)
Clorox Co./The	(71)	(6,249)
Colgate-Palmolive Co.	(96)	(6,227)
		(12,476)
Independent Power and Renewable Electricity Producers - (0.4%)
Calpine Corp.*	(296)	(6,189)

Internet & Catalog Retail - (2.2%)
Amazon.com, Inc.*	(19)	(6,394)
Groupon, Inc.*	(785)	(6,154)
Netflix, Inc.*	(18)	(6,337)
priceline.com, Inc.*	(5)	(5,959)
TripAdvisor, Inc.*	(68)	(6,160)
		(31,004)
Internet Software & Services - (1.8%)
CoStar Group, Inc.*	(33)	(6,162)
Facebook, Inc., Class A*	(103)	(6,205)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
LinkedIn Corp., Class A*	(33)	$(6,103)
Pandora Media, Inc.*	(206)	(6,246)
		(24,716)
IT Services - (4.0%)
Alliance Data Systems Corp.*	(23)	(6,266)
Automatic Data Processing, Inc.	(80)	(6,181)
FleetCor Technologies, Inc.*	(54)	(6,216)
Gartner, Inc.*	(89)	(6,180)
Mastercard, Inc., Class A	(83)	(6,200)
MAXIMUS, Inc.	(139)	(6,236)
Paychex, Inc.	(145)	(6,177)
Visa, Inc., Class A	(29)	(6,260)
WEX, Inc.*	(65)	(6,178)
		(55,894)
Leisure Products - (0.4%)
Polaris Industries, Inc.	(44)	(6,147)

Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(42)	(6,244)
Mettler-Toledo International, Inc.*	(26)	(6,128)
		(12,372)
Machinery - (3.6%)
Chart Industries, Inc.*	(78)	(6,205)
Donaldson Co., Inc.	(146)	(6,190)
Graco, Inc.	(83)	(6,203)
Middleby Corp./The*	(24)	(6,341)
Navistar International Corp.*	(184)	(6,232)
Pall Corp.	(69)	(6,174)
Toro Co./The	(98)	(6,193)
Wabtec Corp.	(80)	(6,200)
		(49,738)
Media - (1.3%)
AMC Networks, Inc., Class A*	(85)	(6,213)
Discovery Communications, Inc., Class A*	(75)	(6,202)
Twenty-First Century Fox, Inc., Class A	(194)	(6,202)
		(18,617)
Multi-Utilities - (1.8%)
CenterPoint Energy, Inc.	(261)	(6,183)
Dominion Resources, Inc.	(87)	(6,176)
NiSource, Inc.	(174)	(6,182)
Sempra Energy	(64)	(6,193)
		(24,734)
Oil, Gas & Consumable Fuels - (3.6%)
Cabot Oil & Gas Corp.	(183)	(6,200)
Cheniere Energy, Inc.*	(112)	(6,199)
Cobalt International Energy, Inc.*	(337)	(6,174)
Gulfport Energy Corp.*	(88)	(6,264)
ONEOK, Inc.	(105)	(6,221)
Pioneer Natural Resources Co.	(33)	(6,176)
SemGroup Corp., Class A	(94)	(6,174)
Williams Cos., Inc./The	(153)	(6,209)
		(49,617)
Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(93)	(6,220)

Professional Services - (1.3%)
Advisory Board Co./The*	(96)	(6,168)
Robert Half International, Inc.	(148)	(6,209)
Verisk Analytics, Inc., Class A*	(103)	(6,176)
		(18,553)
Real Estate Investment Trusts (REITs) - (11.1%)
American Tower Corp.	(76)	(6,222)
Apartment Investment & Management Co., Class A	(206)	(6,225)
Boston Properties, Inc.	(54)	(6,185)
Crown Castle International Corp.	(84)	(6,197)
CubeSmart	(363)	(6,229)
Duke Realty Corp.	(368)	(6,212)
Equity Lifestyle Properties, Inc.	(152)	(6,179)
Essex Property Trust, Inc.	(36)	(6,122)
Extra Space Storage, Inc.	(127)	(6,161)
Federal Realty Investment Trust	(54)	(6,195)
Gaming and Leisure Properties, Inc.	(170)	(6,198)
General Growth Properties, Inc.	(281)	(6,182)
Highwoods Properties, Inc.	(161)	(6,184)
Macerich Co./The	(99)	(6,171)
Plum Creek Timber Co., Inc.	(147)	(6,180)
Public Storage	(37)	(6,234)
Rayonier, Inc.	(135)	(6,198)
Regency Centers Corp.	(121)	(6,178)
Simon Property Group, Inc.	(38)	(6,232)
Tanger Factory Outlet Centers, Inc.	(177)	(6,195)
Taubman Centers, Inc.	(88)	(6,230)
UDR, Inc.	(239)	(6,173)
Vornado Realty Trust	(63)	(6,209)
Weingarten Realty Investors	(205)	(6,150)
WP Carey, Inc.	(103)	(6,187)
		(154,828)
Real Estate Management & Development - (1.4%)
Forest City Enterprises, Inc., Class A*	(330)	(6,303)
Howard Hughes Corp./The*	(44)	(6,279)
Realogy Holdings Corp.*	(142)	(6,170)
		(18,752)
Road & Rail - (0.9%)
J.B. Hunt Transport Services, Inc.	(87)	(6,257)
Landstar System, Inc.	(105)	(6,218)
		(12,475)
Semiconductors & Semiconductor Equipment - (0.9%)
Cavium, Inc.*	(142)	(6,210)
SunEdison, Inc.*	(332)	(6,255)
		(12,465)
Software - (6.7%)
Aspen Technology, Inc.*	(146)	(6,185)
CommVault Systems, Inc.*	(95)	(6,170)
Concur Technologies, Inc.*	(63)	(6,241)
FactSet Research Systems, Inc.	(57)	(6,145)
Fortinet, Inc.*	(281)	(6,190)
Guidewire Software, Inc.*	(127)	(6,229)
NetSuite, Inc.*	(65)	(6,164)
Qlik Technologies, Inc.*	(235)	(6,249)
Red Hat, Inc.*	(117)	(6,199)
Salesforce.com, Inc.*	(109)	(6,223)
ServiceNow, Inc.*	(105)	(6,292)
Splunk, Inc.*	(87)	(6,220)
Tyler Technologies, Inc.*	(74)	(6,192)
Ultimate Software Group, Inc./The*	(45)	(6,165)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Workday, Inc., Class A*	(67)	$(6,126)
		(92,990)
Specialty Retail - (2.2%)
Lumber Liquidators Holdings, Inc.*	(66)	(6,191)
O'Reilly Automotive, Inc.*	(42)	(6,232)
TJX Cos., Inc./The	(103)	(6,247)
Tractor Supply Co.	(88)	(6,215)
Ulta Salon Cosmetics & Fragrance, Inc.*	(64)	(6,239)
		(31,124)
Textiles, Apparel & Luxury Goods - (1.8%)
Kate Spade & Co.*	(168)	(6,231)
Michael Kors Holdings Ltd.*	(66)	(6,156)
NIKE, Inc., Class B	(84)	(6,204)
Under Armour, Inc., Class A*	(54)	(6,191)
		(24,782)
Trading Companies & Distributors - (0.5%)
Fastenal Co.	(126)	(6,214)

Water Utilities - (0.5%)
Aqua America, Inc.	(247)	(6,192)

Wireless Telecommunication Services - (0.4%)
SBA Communications Corp., Class A*	(68)	(6,185)

Total Securities Sold Short (Proceeds Received $1,145,670)		(1,240,618)
Other assets less liabilities — 100.7%		1,399,433
Net Assets — 100.0%		$1,389,582

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2014, the aggregate amount held in a segregated account was $847,151.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,867
Aggregate gross unrealized depreciation	(194,173)
Net unrealized depreciation	$(97,306)
Federal income tax cost of investments	$87,455

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
136,695 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high "value" rankings(1))	$23,523
(138,736) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with the low "value" rankings(1))	(0.10)%	(11,190)
					$12,333

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 88.3%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc.*	198	$5,744
Esterline Technologies Corp.(a)*	54	5,753
Exelis, Inc.	302	5,741
Teledyne Technologies, Inc.(a)*	59	5,742
Triumph Group, Inc.(a)	89	5,748
		28,728
Airlines - 0.4%
Spirit Airlines, Inc.(a)*	97	5,762

Auto Components - 1.8%
Dana Holding Corp.	248	5,771
Gentex Corp.	182	5,738
Tenneco, Inc.(a)*	99	5,749
Visteon Corp.*	65	5,749
		23,007
Automobiles - 0.4%
Thor Industries, Inc.(a)	94	5,740

Banks - 3.5%
Associated Banc-Corp(a)	318	5,743
Bank of Hawaii Corp.(a)	95	5,758
First Horizon National Corp.	465	5,738
FirstMerit Corp.(a)	274	5,708
Hancock Holding Co.(a)	156	5,717
Popular, Inc.(a)*	186	5,764
Synovus Financial Corp.	1,695	5,746
TCF Financial Corp.(a)	345	5,748
		45,922
Biotechnology - 0.9%
Cepheid, Inc.(a)*	110	5,674
Theravance, Inc.*	184	5,693
		11,367
Capital Markets - 1.3%
Federated Investors, Inc., Class B(a)	187	5,711
Financial Engines, Inc.(a)	113	5,738
Stifel Financial Corp.*	115	5,723
		17,172
Chemicals - 2.2%
Cabot Corp.(a)	98	5,788
Chemtura Corp.(a)*	227	5,741
Cytec Industries, Inc.(a)	59	5,759
PolyOne Corp.(a)	157	5,756
Scotts Miracle-Gro Co./The, Class A(a)	94	5,760
		28,804
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc.*	104	5,698
Covanta Holding Corp.	317	5,722
KAR Auction Services, Inc.	190	5,766
R.R. Donnelley & Sons Co.	320	5,728
		22,914
Communications Equipment - 1.8%
ARRIS Group, Inc.(a)*	203	5,720
JDS Uniphase Corp.(a)*	410	5,740
Riverbed Technology, Inc.*	291	5,736
ViaSat, Inc.(a)*	83	5,730
		22,926
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	179	5,759
EMCOR Group, Inc.	122	5,708
URS Corp.	122	5,741
		17,208
Consumer Finance - 0.4%
Portfolio Recovery Associates, Inc.(a)*	99	5,728

Containers & Packaging - 0.4%
Silgan Holdings, Inc.(a)	116	5,744

Distributors - 0.4%
Pool Corp.(a)	94	5,764

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.(a)*	167	5,718
Sotheby's(a)	131	5,705
		11,423
Diversified Telecommunication Services - 0.4%
tw telecom, inc.*	183	5,721

Electric Utilities - 2.2%
Cleco Corp.(a)	113	5,716
Great Plains Energy, Inc.(a)	211	5,705
Hawaiian Electric Industries, Inc.(a)	225	5,720
IDACORP, Inc.(a)	103	5,713
Portland General Electric Co.(a)	176	5,692
		28,546
Electrical Equipment - 1.3%
EnerSys, Inc.(a)	83	5,751
Generac Holdings, Inc.(a)	97	5,720
Regal-Beloit Corp.(a)	79	5,744
		17,215
Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc.(a)	56	5,685
Belden, Inc.(a)	83	5,777
Cognex Corp.(a)*	170	5,756
IPG Photonics Corp.(a)*	82	5,828
Jabil Circuit, Inc.(a)	319	5,742
Zebra Technologies Corp., Class A(a)*	82	5,692
		34,480
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc.(a)*	114	5,744
Bristow Group, Inc.(a)	76	5,740
Helix Energy Solutions Group, Inc.(a)*	249	5,722
Patterson-UTI Energy, Inc.(a)	181	5,734
Tidewater, Inc.(a)	118	5,737
		28,677
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.(a)	86	5,813
United Natural Foods, Inc.(a)*	81	5,744
		11,557
Food Products - 2.2%
Darling International, Inc.*	287	5,746
Hain Celestial Group, Inc./The(a)*	63	5,763
Hillshire Brands Co./The(a)	154	5,738
TreeHouse Foods, Inc.(a)*	80	5,759

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
WhiteWave Foods Co./The, Class A(a)*	200	$5,708
		28,714
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.(a)	162	5,733
Questar Corp.	241	5,731
		11,464
Health Care Equipment & Supplies - 1.3%
Sirona Dental Systems, Inc.(a)*	76	5,675
STERIS Corp.(a)	120	5,730
West Pharmaceutical Services, Inc.	129	5,682
		17,087
Health Care Providers & Services - 4.0%
Brookdale Senior Living, Inc.*	171	5,730
Centene Corp.(a)*	92	5,727
Community Health Systems, Inc.(a)*	147	5,758
Health Net, Inc.(a)*	168	5,713
HealthSouth Corp.	160	5,749
LifePoint Hospitals, Inc.(a)*	104	5,673
Team Health Holdings, Inc.(a)*	129	5,773
VCA Antech, Inc.(a)*	178	5,737
WellCare Health Plans, Inc.(a)*	90	5,717
		51,577
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	314	5,661
Medidata Solutions, Inc.*	106	5,760
		11,421
Hotels, Restaurants & Leisure - 3.1%
Bally Technologies, Inc.(a)*	87	5,766
Brinker International, Inc.(a)	109	5,717
Domino's Pizza, Inc.(a)	75	5,773
International Game Technology	410	5,765
Six Flags Entertainment Corp.(a)	143	5,741
Vail Resorts, Inc.(a)	82	5,715
Wendy's Co./The	632	5,764
		40,241
Household Durables - 1.3%
Leggett & Platt, Inc.(a)	176	5,745
NVR, Inc.(a)*	5	5,735
Tempur Sealy International, Inc.(a)*	112	5,675
		17,155
Insurance - 2.2%
Allied World Assurance Co. Holdings AG	56	5,779
Aspen Insurance Holdings Ltd.(a)	145	5,757
First American Financial Corp.	217	5,761
MBIA, Inc.*	413	5,778
ProAssurance Corp.(a)	129	5,744
		28,819
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	95	5,674

Internet Software & Services - 0.5%
AOL, Inc.(a)*	132	5,778

IT Services - 2.7%
CoreLogic, Inc.(a)*	191	5,738
DST Systems, Inc.(a)	61	5,782
Leidos Holdings, Inc.	162	5,730
MAXIMUS, Inc.(a)	129	5,787
VeriFone Systems, Inc.(a)*	169	5,715
WEX, Inc.(a)*	60	5,703
		34,455
Leisure Products - 0.4%
Brunswick Corp.(a)	127	5,752

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A*	45	5,765
PAREXEL International Corp.(a)*	106	5,734
Techne Corp.(a)	67	5,720
		17,219
Machinery - 4.0%
Actuant Corp., Class A(a)	168	5,737
Chart Industries, Inc.(a)*	72	5,728
CLARCOR, Inc.(a)	100	5,735
ITT Corp.(a)	134	5,730
Kennametal, Inc.(a)	130	5,759
Middleby Corp./The(a)*	22	5,813
Navistar International Corp.(a)*	170	5,758
Toro Co./The	91	5,750
Woodward, Inc.(a)	138	5,731
		51,741
Media - 2.6%
Cinemark Holdings, Inc.	199	5,773
John Wiley & Sons, Inc., Class A(a)	99	5,706
Live Nation Entertainment, Inc.*	263	5,720
Regal Entertainment Group, Class A	306	5,716
Sinclair Broadcast Group, Inc., Class A(a)	210	5,689
Starz, Class A*	177	5,714
		34,318
Metals & Mining - 1.8%
Carpenter Technology Corp.(a)	87	5,745
Cliffs Natural Resources, Inc.	280	5,729
Compass Minerals International, Inc.(a)	69	5,694
Worthington Industries, Inc.	151	5,776
		22,944
Multi-Utilities - 0.9%
TECO Energy, Inc.(a)	334	5,728
Vectren Corp.(a)	145	5,712
		11,440
Oil, Gas & Consumable Fuels - 4.0%
Kodiak Oil & Gas Corp.(a)*	474	5,754
Newfield Exploration Co.(a)*	183	5,739
Rosetta Resources, Inc.(a)*	123	5,729
SandRidge Energy, Inc.*	932	5,723
Teekay Corp.(a)	102	5,737
Ultra Petroleum Corp.*	214	5,754
Western Refining, Inc.	149	5,751
World Fuel Services Corp.	130	5,733
WPX Energy, Inc.*	320	5,770
		51,690
Paper & Forest Products - 0.9%
Domtar Corp.(a)	51	5,723
Louisiana-Pacific Corp.(a)*	340	5,736
		11,459
Pharmaceuticals - 0.9%
Mallinckrodt plc(a)*	90	5,707

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Questcor Pharmaceuticals, Inc.(a)	87	$5,649
		11,356
Professional Services - 0.4%
Dun & Bradstreet Corp./The	58	5,762

Real Estate Investment Trusts (REITs) - 9.7%
American Campus Communities, Inc.(a)	152	5,677
CBL & Associates Properties, Inc.	324	5,751
Chimera Investment Corp.	1,872	5,728
Columbia Property Trust, Inc.	209	5,695
CommonWealth REIT(a)	217	5,707
Douglas Emmett, Inc.	210	5,699
EPR Properties(a)	107	5,713
Equity Lifestyle Properties, Inc.(a)	141	5,732
Geo Group, Inc./The(a)	178	5,739
Healthcare Realty Trust, Inc.(a)	236	5,699
Highwoods Properties, Inc.(a)	149	5,723
Home Properties, Inc.(a)	95	5,711
LaSalle Hotel Properties(a)	182	5,699
Lexington Realty Trust	525	5,728
MFA Financial, Inc.	741	5,743
Piedmont Office Realty Trust, Inc., Class A	334	5,728
Post Properties, Inc.(a)	117	5,745
Retail Properties of America, Inc., Class A	424	5,741
RLJ Lodging Trust	214	5,722
Tanger Factory Outlet Centers, Inc.(a)	163	5,705
Two Harbors Investment Corp.	560	5,740
Weingarten Realty Investors	189	5,670
		125,795
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA(a)*	48	5,840

Road & Rail - 0.4%
Landstar System, Inc.(a)	97	5,744

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.*	1,436	5,758
Atmel Corp.*	688	5,752
Teradyne, Inc.*	288	5,728
		17,238
Software - 4.0%
CommVault Systems, Inc.(a)*	88	5,715
Compuware Corp.	544	5,712
Fortinet, Inc.*	260	5,728
Guidewire Software, Inc.(a)*	117	5,739
Qlik Technologies, Inc.(a)*	217	5,770
SolarWinds, Inc.(a)*	135	5,755
SS&C Technologies Holdings, Inc.*	143	5,723
TIBCO Software, Inc.(a)*	282	5,730
Tyler Technologies, Inc.(a)*	69	5,774
		51,646
Specialty Retail - 2.7%
Ascena Retail Group, Inc.(a)*	331	5,720
Buckle, Inc./The	125	5,725
Chico's FAS, Inc.	358	5,739
CST Brands, Inc.	184	5,748
DSW, Inc., Class A	159	5,702
Guess?, Inc.	207	5,713
		34,347
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.(a)	74	5,746
Kate Spade & Co.(a)*	155	5,749
Wolverine World Wide, Inc.	202	5,767
		17,262
Trading Companies & Distributors - 1.8%
Air Lease Corp.(a)	154	5,743
GATX Corp.(a)	85	5,770
MRC Global, Inc.(a)*	212	5,715
Watsco, Inc.(a)	58	5,795
		23,023
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	220	5,766

Total Common Stocks Held Long
(Cost $958,197)		1,147,132

Securities Sold Short - (88.6%)
Aerospace & Defense - (3.6%)
Boeing Co./The	(46)	(5,773)
General Dynamics Corp.	(53)	(5,773)
Honeywell International, Inc.	(62)	(5,751)
Lockheed Martin Corp.	(35)	(5,713)
Northrop Grumman Corp.	(47)	(5,799)
Precision Castparts Corp.	(23)	(5,813)
Raytheon Co.	(58)	(5,730)
United Technologies Corp.	(49)	(5,725)
		(46,077)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(43)	(5,700)
United Parcel Service, Inc., Class B	(59)	(5,746)
		(11,446)
Airlines - (0.5%)
Delta Air Lines, Inc.	(167)	(5,787)

Auto Components - (0.4%)
Johnson Controls, Inc.	(121)	(5,726)

Automobiles - (0.9%)
Ford Motor Co.	(370)	(5,772)
General Motors Co.	(167)	(5,748)
		(11,520)
Banks - (2.2%)
BB&T Corp.	(143)	(5,744)
Citigroup, Inc.	(121)	(5,760)
PNC Financial Services Group, Inc.	(66)	(5,742)
U.S. Bancorp	(134)	(5,743)
Wells Fargo & Co.	(116)	(5,770)
		(28,759)
Beverages - (0.9%)
Coca-Cola Co./The	(149)	(5,760)
PepsiCo, Inc.	(69)	(5,762)
		(11,522)
Biotechnology - (1.8%)
Amgen, Inc.	(46)	(5,674)
Biogen Idec, Inc.*	(19)	(5,811)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Celgene Corp.*	(41)	$(5,723)
Gilead Sciences, Inc.*	(81)	(5,740)
		(22,948)
Capital Markets - (3.5%)
Bank of New York Mellon Corp./The	(163)	(5,752)
BlackRock, Inc.	(18)	(5,661)
Charles Schwab Corp./The	(212)	(5,794)
Franklin Resources, Inc.	(106)	(5,743)
Goldman Sachs Group, Inc./The	(35)	(5,735)
Morgan Stanley	(186)	(5,797)
State Street Corp.	(83)	(5,773)
T. Rowe Price Group, Inc.	(70)	(5,764)
		(46,019)
Chemicals - (3.6%)
Dow Chemical Co./The	(118)	(5,734)
E.I. du Pont de Nemours & Co.	(86)	(5,770)
Ecolab, Inc.	(54)	(5,831)
LyondellBasell Industries N.V., Class A	(65)	(5,781)
Monsanto Co.	(51)	(5,802)
PPG Industries, Inc.	(30)	(5,804)
Praxair, Inc.	(44)	(5,763)
Sherwin-Williams Co./The	(29)	(5,717)
		(46,202)
Commercial Services & Supplies - (0.9%)
Tyco International Ltd.	(136)	(5,766)
Waste Management, Inc.	(137)	(5,764)
		(11,530)
Communications Equipment - (0.9%)
Cisco Systems, Inc.	(256)	(5,737)
QUALCOMM, Inc.	(73)	(5,757)
		(11,494)
Consumer Finance - (1.3%)
American Express Co.	(64)	(5,762)
Capital One Financial Corp.	(75)	(5,787)
Discover Financial Services	(99)	(5,761)
		(17,310)
Diversified Financial Services - (2.2%)
Bank of America Corp.	(335)	(5,762)
Berkshire Hathaway, Inc., Class B*	(46)	(5,749)
CME Group, Inc.	(78)	(5,773)
IntercontinentalExchange Group, Inc.	(29)	(5,737)
JPMorgan Chase & Co.	(95)	(5,767)
		(28,788)
Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(163)	(5,716)
Verizon Communications, Inc.	(121)	(5,756)
		(11,472)
Electric Utilities - (2.7%)
American Electric Power Co., Inc.	(113)	(5,725)
Duke Energy Corp.	(81)	(5,769)
Exelon Corp.	(171)	(5,739)
NextEra Energy, Inc.	(60)	(5,737)
PPL Corp.	(174)	(5,766)
Southern Co./The	(131)	(5,756)
		(34,492)
Electrical Equipment - (1.3%)
Eaton Corp. plc	(77)	(5,784)
Emerson Electric Co.	(86)	(5,745)
Rockwell Automation, Inc.	(46)	(5,729)
		(17,258)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(275)	(5,725)
TE Connectivity Ltd.	(95)	(5,720)
		(11,445)
Energy Equipment & Services - (1.3%)
Halliburton Co.	(98)	(5,771)
National Oilwell Varco, Inc.	(74)	(5,762)
Schlumberger Ltd.	(59)	(5,753)
		(17,286)
Food & Staples Retailing - (2.2%)
Costco Wholesale Corp.	(51)	(5,696)
CVS Caremark Corp.	(77)	(5,764)
Walgreen Co.	(87)	(5,745)
Wal-Mart Stores, Inc.	(75)	(5,732)
Whole Foods Market, Inc.	(113)	(5,730)
		(28,667)
Food Products - (2.2%)
Archer-Daniels-Midland Co.	(132)	(5,728)
General Mills, Inc.	(111)	(5,752)
Kellogg Co.	(92)	(5,769)
Kraft Foods Group, Inc.	(103)	(5,778)
Mondelez International, Inc., Class A	(166)	(5,735)
		(28,762)
Health Care Equipment & Supplies - (1.8%)
Abbott Laboratories	(149)	(5,738)
Baxter International, Inc.	(78)	(5,739)
Covidien plc	(78)	(5,745)
Medtronic, Inc.	(94)	(5,785)
		(23,007)
Health Care Providers & Services - (1.3%)
Express Scripts Holding Co.*	(77)	(5,782)
McKesson Corp.	(32)	(5,650)
UnitedHealth Group, Inc.	(70)	(5,739)
		(17,171)
Health Care Technology - (0.4%)
Cerner Corp.*	(102)	(5,738)

Hotels, Restaurants & Leisure - (2.2%)
Carnival Corp.	(153)	(5,792)
Las Vegas Sands Corp.	(71)	(5,735)
McDonald's Corp.	(59)	(5,784)
Starbucks Corp.	(78)	(5,724)
Yum! Brands, Inc.	(77)	(5,805)
		(28,840)
Household Products - (1.3%)
Colgate-Palmolive Co.	(89)	(5,773)
Kimberly-Clark Corp.	(52)	(5,733)
Procter & Gamble Co./The	(71)	(5,723)
		(17,229)
Industrial Conglomerates - (1.3%)
3M Co.	(42)	(5,698)
Danaher Corp.	(77)	(5,775)
General Electric Co.	(223)	(5,773)
		(17,246)
Insurance - (4.4%)
ACE Ltd.	(58)	(5,746)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Aflac, Inc.	(91)	$(5,737)
Allstate Corp./The	(102)	(5,771)
American International Group, Inc.	(115)	(5,751)
Aon plc	(69)	(5,815)
Chubb Corp./The	(65)	(5,805)
Marsh & McLennan Cos., Inc.	(117)	(5,768)
MetLife, Inc.	(109)	(5,755)
Prudential Financial, Inc.	(68)	(5,756)
Travelers Cos., Inc./The	(68)	(5,787)
		(57,691)
Internet & Catalog Retail - (1.3%)
Amazon.com, Inc.*	(17)	(5,721)
Netflix, Inc.*	(16)	(5,633)
priceline.com, Inc.*	(5)	(5,959)
		(17,313)
Internet Software & Services - (1.8%)
Facebook, Inc., Class A*	(96)	(5,783)
GOOGLE, Inc., Class A*	(5)	(5,573)
LinkedIn Corp., Class A*	(31)	(5,733)
Yahoo!, Inc.*	(160)	(5,744)
		(22,833)
IT Services - (3.6%)
Accenture plc, Class A	(72)	(5,740)
Automatic Data Processing, Inc.	(74)	(5,717)
Cognizant Technology Solutions Corp., Class A*	(114)	(5,769)
Fidelity National Information Services, Inc.	(108)	(5,773)
International Business Machines Corp.	(30)	(5,775)
Mastercard, Inc., Class A	(77)	(5,752)
Paychex, Inc.	(135)	(5,751)
Visa, Inc., Class A	(27)	(5,828)
		(46,105)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(103)	(5,760)
Thermo Fisher Scientific, Inc.	(48)	(5,771)
		(11,531)
Machinery - (3.1%)
Caterpillar, Inc.	(58)	(5,764)
Cummins, Inc.	(39)	(5,811)
Deere & Co.	(64)	(5,811)
Illinois Tool Works, Inc.	(71)	(5,774)
Ingersoll-Rand plc	(100)	(5,724)
PACCAR, Inc.	(85)	(5,732)
Parker Hannifin Corp.	(48)	(5,746)
		(40,362)
Media - (4.0%)
CBS Corp., Class B	(93)	(5,747)
Comcast Corp., Class A	(115)	(5,752)
DIRECTV*	(75)	(5,732)
DISH Network Corp., Class A*	(93)	(5,786)
Liberty Global plc*	(142)	(5,781)
Time Warner, Inc.	(88)	(5,749)
Twenty-First Century Fox, Inc., Class A	(180)	(5,755)
Viacom, Inc., Class B	(67)	(5,694)
Walt Disney Co./The	(72)	(5,765)
		(51,761)
Metals & Mining - (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	(175)	(5,787)

Multiline Retail - (0.4%)
Target Corp.	(95)	(5,748)

Multi-Utilities - (1.3%)
Dominion Resources, Inc.	(81)	(5,750)
PG&E Corp.	(133)	(5,746)
Sempra Energy	(59)	(5,709)
		(17,205)
Oil, Gas & Consumable Fuels - (5.3%)
Anadarko Petroleum Corp.	(68)	(5,764)
Apache Corp.	(70)	(5,806)
Chevron Corp.	(48)	(5,708)
ConocoPhillips	(82)	(5,769)
EOG Resources, Inc.	(29)	(5,689)
Exxon Mobil Corp.	(59)	(5,763)
Hess Corp.	(70)	(5,801)
Kinder Morgan, Inc.	(177)	(5,751)
Marathon Petroleum Corp.	(66)	(5,745)
Occidental Petroleum Corp.	(60)	(5,717)
Phillips 66	(74)	(5,702)
Valero Energy Corp.	(108)	(5,735)
		(68,950)
Paper & Forest Products - (0.4%)
International Paper Co.	(125)	(5,735)

Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(86)	(5,752)

Pharmaceuticals - (3.1%)
AbbVie, Inc.	(112)	(5,757)
Allergan, Inc.	(47)	(5,833)
Bristol-Myers Squibb Co.	(111)	(5,766)
Eli Lilly & Co.	(97)	(5,709)
Johnson & Johnson	(58)	(5,697)
Merck & Co., Inc.	(102)	(5,791)
Pfizer, Inc.	(179)	(5,750)
		(40,303)
Real Estate Investment Trusts (REITs) - (3.1%)
American Tower Corp.	(70)	(5,731)
Equity Residential	(99)	(5,741)
General Growth Properties, Inc.	(261)	(5,742)
Prologis, Inc.	(140)	(5,716)
Public Storage	(34)	(5,729)
Simon Property Group, Inc.	(35)	(5,740)
Ventas, Inc.	(95)	(5,754)
		(40,153)
Road & Rail - (1.3%)
CSX Corp.	(198)	(5,736)
Norfolk Southern Corp.	(59)	(5,733)
Union Pacific Corp.	(31)	(5,818)
		(17,287)
Semiconductors & Semiconductor Equipment - (1.8%)
Applied Materials, Inc.	(281)	(5,738)
Intel Corp.	(222)	(5,730)
Micron Technology, Inc.*	(246)	(5,821)
Texas Instruments, Inc.	(122)	(5,752)
		(23,041)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Software - (2.7%)
Adobe Systems, Inc.*	(87)	$(5,719)
Intuit, Inc.	(74)	(5,752)
Microsoft Corp.	(139)	(5,698)
Oracle Corp.	(140)	(5,728)
Salesforce.com, Inc.*	(101)	(5,766)
VMware, Inc., Class A*	(54)	(5,833)
		(34,496)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(73)	(5,776)
Lowe's Cos., Inc.	(118)	(5,770)
TJX Cos., Inc./The	(95)	(5,762)
		(17,308)
Technology Hardware, Storage & Peripherals - (1.3%)
Apple, Inc.	(11)	(5,904)
EMC Corp.	(210)	(5,756)
Hewlett-Packard Co.	(178)	(5,760)
		(17,420)
Textiles, Apparel & Luxury Goods - (0.9%)
NIKE, Inc., Class B	(78)	(5,761)
VF Corp.	(93)	(5,755)
		(11,516)
Tobacco - (1.8%)
Altria Group, Inc.	(154)	(5,764)
Lorillard, Inc.	(107)	(5,787)
Philip Morris International, Inc.	(71)	(5,813)
Reynolds American, Inc.	(108)	(5,769)
		(23,133)
Trading Companies & Distributors - (0.5%)
W.W. Grainger, Inc.	(23)	(5,811)

Total Securities Sold Short (Proceeds Received $929,617)		(1,150,982)
Other assets less liabilities — 100.3%		1,302,913
Net Assets — 100.0%		$1,299,063

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2014, the aggregate amount held in a segregated account was $769,868.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,046
Aggregate gross unrealized depreciation	(304,679)
Net unrealized depreciation	$(142,633)
Federal income tax cost of investments	$138,783

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
134,271 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Size Index(Fund has long exposure to small-cap companies(1))	$17,957
(131,800) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	(0.10)%	(15,771)
					$2,186

(1)	Stocks are ranked within the Target Index based on each company's market capitalization. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 89.4%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.(a)	90	$12,794
DigitalGlobe, Inc.(a)*	444	12,880
Exelis, Inc.	675	12,832
L-3 Communications Holdings, Inc.(a)	108	12,760
TransDigm Group, Inc.	69	12,779
		64,045
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	132	12,854

Auto Components - 0.5%
Visteon Corp.*	147	13,001

Banks - 5.4%
CIT Group, Inc.(a)	264	12,941
Commerce Bancshares, Inc./MO(a)	276	12,812
Cullen/Frost Bankers, Inc.(a)	165	12,793
FirstMerit Corp.(a)	615	12,810
Hancock Holding Co.(a)	348	12,754
M&T Bank Corp.(a)	105	12,737
Popular, Inc.(a)*	417	12,923
Prosperity Bancshares, Inc.(a)	195	12,899
Signature Bank*	102	12,810
SVB Financial Group*	99	12,749
UMB Financial Corp.	198	12,811
Wells Fargo & Co.	258	12,833
		153,872
Beverages - 0.9%
Coca-Cola Co./The(a)	333	12,874
PepsiCo, Inc.(a)	153	12,775
		25,649
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	180	12,730

Chemicals - 3.1%
Albemarle Corp.(a)	192	12,753
Celanese Corp.(a)	234	12,989
FMC Corp.(a)	168	12,862
Monsanto Co.(a)	114	12,970
Praxair, Inc.	99	12,966
Sherwin-Williams Co./The	66	13,011
Sigma-Aldrich Corp.	138	12,886
		90,437
Commercial Services & Supplies - 2.7%
Cintas Corp.	216	12,876
Clean Harbors, Inc.*	234	12,821
Covanta Holding Corp.(a)	711	12,833
Republic Services, Inc.	375	12,810
Stericycle, Inc.*	114	12,953
Waste Management, Inc.	306	12,873
		77,166
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.(a)*	1,221	12,955
Motorola Solutions, Inc.(a)	198	12,730
QUALCOMM, Inc.	162	12,775
		38,460
Construction & Engineering - 0.4%
URS Corp.	273	12,847

Consumer Finance - 0.4%
Portfolio Recovery Associates, Inc.(a)*	222	12,845

Containers & Packaging - 1.8%
Ball Corp.(a)	234	12,826
Bemis Co., Inc.(a)	330	12,949
Crown Holdings, Inc.*	288	12,885
Silgan Holdings, Inc.	261	12,925
		51,585
Diversified Financial Services - 0.5%
CME Group, Inc.(a)	174	12,878

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	366	12,835
Verizon Communications, Inc.	270	12,844
		25,679
Electric Utilities - 3.6%
Cleco Corp.(a)	252	12,746
Edison International(a)	228	12,907
Entergy Corp.	192	12,835
Exelon Corp.(a)	381	12,786
ITC Holdings Corp.(a)	345	12,886
OGE Energy Corp.(a)	348	12,793
PPL Corp.(a)	387	12,825
Southern Co./The	291	12,787
		102,565
Electrical Equipment - 0.9%
Regal-Beloit Corp.	177	12,870
Roper Industries, Inc.	96	12,817
		25,687
Electronic Equipment, Instruments & Components - 2.7%
Dolby Laboratories, Inc., Class A(a)*	288	12,816
FLIR Systems, Inc.(a)	357	12,852
Ingram Micro, Inc., Class A(a)*	435	12,859
Jabil Circuit, Inc.(a)	714	12,852
National Instruments Corp.(a)	447	12,824
Zebra Technologies Corp., Class A*	186	12,910
		77,113
Energy Equipment & Services - 0.5%
Core Laboratories N.V.(a)	66	13,097

Food & Staples Retailing - 1.3%
CVS Caremark Corp.(a)	171	12,801
Sysco Corp.	354	12,790
Wal-Mart Stores, Inc.	168	12,840
		38,431
Food Products - 3.1%
ConAgra Foods, Inc.	417	12,939
General Mills, Inc.(a)	249	12,903
Hershey Co./The(a)	123	12,841
JM Smucker Co./The	132	12,836
Kellogg Co.(a)	204	12,793
Mead Johnson Nutrition Co.(a)	156	12,970

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Tyson Foods, Inc., Class A	291	$12,807
		90,089
Health Care Equipment & Supplies - 1.3%
IDEXX Laboratories, Inc.(a)*	105	12,747
Intuitive Surgical, Inc.(a)*	30	13,140
Sirona Dental Systems, Inc.*	171	12,768
		38,655
Health Care Providers & Services - 4.9%
Aetna, Inc.(a)	171	12,820
AmerisourceBergen Corp.(a)	195	12,790
Cardinal Health, Inc.(a)	183	12,806
Cigna Corp.(a)	153	12,811
Humana, Inc.(a)	114	12,850
Laboratory Corp. of America Holdings(a)*	132	12,964
Omnicare, Inc.(a)	213	12,710
Quest Diagnostics, Inc.(a)	222	12,858
UnitedHealth Group, Inc.	156	12,790
WellCare Health Plans, Inc.*	201	12,768
WellPoint, Inc.	129	12,842
		141,009
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.(a)	132	12,940
Panera Bread Co., Class A(a)*	72	12,706
		25,646
Household Products - 1.8%
Church & Dwight Co., Inc.(a)	186	12,847
Clorox Co./The(a)	147	12,938
Kimberly-Clark Corp.(a)	117	12,899
Procter & Gamble Co./The(a)	159	12,815
		51,499
Insurance - 4.5%
Allied World Assurance Co. Holdings AG(a)	126	13,002
Arch Capital Group Ltd.(a)*	222	12,774
Aspen Insurance Holdings Ltd.(a)	324	12,863
Axis Capital Holdings Ltd.(a)	282	12,930
Everest Re Group Ltd.	84	12,856
Fidelity National Financial, Inc., Class A(a)	408	12,827
PartnerRe Ltd.(a)	123	12,730
Reinsurance Group of America, Inc.	162	12,900
RenaissanceRe Holdings Ltd.	132	12,883
Validus Holdings Ltd.	339	12,784
		128,549
Internet & Catalog Retail - 0.4%
Groupon, Inc.(a)*	1,626	12,748

Internet Software & Services - 1.4%
CoStar Group, Inc.(a)*	69	12,885
Facebook, Inc., Class A(a)*	213	12,831
Rackspace Hosting, Inc.*	399	13,095
		38,811
IT Services - 2.7%
Amdocs Ltd.(a)	276	12,823
Computer Sciences Corp.(a)	210	12,772
Fiserv, Inc.(a)*	225	12,755
Gartner, Inc.(a)*	186	12,916
Jack Henry & Associates, Inc.(a)	231	12,880
MAXIMUS, Inc.(a)	288	12,920
		77,066
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.(a)	285	12,842

Machinery - 0.9%
Deere & Co.(a)	141	12,803
Stanley Black & Decker, Inc.	159	12,917
		25,720
Media - 2.2%
Charter Communications, Inc., Class A(a)*	105	12,936
DISH Network Corp., Class A(a)*	207	12,877
Lamar Advertising Co., Class A(a)*	252	12,850
Live Nation Entertainment, Inc.(a)*	591	12,854
Scripps Networks Interactive, Inc., Class A	168	12,753
		64,270
Metals & Mining - 1.3%
Alcoa, Inc.(a)	996	12,819
Newmont Mining Corp.(a)	549	12,869
Royal Gold, Inc.	204	12,774
		38,462
Multiline Retail - 1.8%
Dollar General Corp.(a)*	231	12,816
Family Dollar Stores, Inc.(a)	222	12,878
Kohl's Corp.(a)	228	12,950
Target Corp.	213	12,889
		51,533
Multi-Utilities - 0.9%
PG&E Corp.(a)	297	12,830
Public Service Enterprise Group, Inc.(a)	336	12,815
		25,645
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.(a)	381	12,908
Chevron Corp.(a)	108	12,842
ConocoPhillips(a)	183	12,874
EQT Corp.(a)	132	12,800
Exxon Mobil Corp.	132	12,894
Gulfport Energy Corp.(a)*	183	13,026
HollyFrontier Corp.(a)	270	12,847
Kinder Morgan, Inc.(a)	396	12,866
Murphy Oil Corp.(a)	207	13,012
ONEOK, Inc.(a)	219	12,976
Range Resources Corp.	153	12,695
Spectra Energy Corp.	348	12,855
Ultra Petroleum Corp.*	480	12,907
World Fuel Services Corp.(a)	291	12,833
		180,335
Pharmaceuticals - 2.7%
Actavis plc(a)*	63	12,969
Endo International plc*	186	12,769
Jazz Pharmaceuticals plc(a)*	93	12,897
Merck & Co., Inc.(a)	228	12,944
Perrigo Co. plc	84	12,991
Questcor Pharmaceuticals, Inc.	195	12,661
		77,231
Professional Services - 0.9%
Nielsen Holdings N.V.(a)	288	12,853

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Towers Watson & Co., Class A	114	$13,002
		25,855
Real Estate Investment Trusts (REITs) - 6.3%
American Capital Agency Corp.(a)	597	12,830
Annaly Capital Management, Inc.(a)	1,173	12,868
AvalonBay Communities, Inc.(a)	99	13,001
CommonWealth REIT(a)	486	12,782
Digital Realty Trust, Inc.	240	12,739
Equity Residential(a)	219	12,700
Home Properties, Inc.(a)	213	12,806
MFA Financial, Inc.	1,659	12,857
Mid-America Apartment Communities, Inc.(a)	186	12,698
Post Properties, Inc.(a)	261	12,815
Retail Properties of America, Inc., Class A	951	12,877
Spirit Realty Capital, Inc.	1,176	12,912
Starwood Property Trust, Inc.	546	12,880
Two Harbors Investment Corp.	1,254	12,853
		179,618
Road & Rail - 0.9%
Old Dominion Freight Line, Inc.(a)*	228	12,937
Union Pacific Corp.	69	12,948
		25,885
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.(a)	495	12,776
Micron Technology, Inc.(a)*	549	12,989
		25,765
Software - 4.9%
Adobe Systems, Inc.(a)*	195	12,819
Aspen Technology, Inc.(a)*	303	12,835
Electronic Arts, Inc.*	441	12,793
FactSet Research Systems, Inc.	120	12,937
Guidewire Software, Inc.(a)*	264	12,949
Intuit, Inc.(a)	165	12,826
MICROS Systems, Inc.(a)*	243	12,862
Microsoft Corp.(a)	309	12,666
Nuance Communications, Inc.(a)*	747	12,826
Symantec Corp.	648	12,941
Synopsys, Inc.*	333	12,791
		141,245
Specialty Retail - 2.7%
AutoZone, Inc.(a)*	24	12,890
DSW, Inc., Class A(a)	357	12,802
GNC Holdings, Inc., Class A(a)	291	12,810
O'Reilly Automotive, Inc.(a)*	87	12,910
PetSmart, Inc.(a)	186	12,814
Williams-Sonoma, Inc.	192	12,795
		77,021
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.(a)	24	12,882
Hewlett-Packard Co.(a)	396	12,814
		25,696
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.(a)	165	12,812
Michael Kors Holdings Ltd.(a)*	138	12,871
Steven Madden Ltd.*	357	12,845
Under Armour, Inc., Class A*	111	12,725
		51,253
Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp, Inc.(a)	798	12,824
People's United Financial, Inc.(a)	864	12,848
		25,672
Tobacco - 0.4%
Lorillard, Inc.(a)	237	12,817

Trading Companies & Distributors - 1.3%
GATX Corp.(a)	189	12,829
MRC Global, Inc.(a)*	477	12,860
MSC Industrial Direct Co., Inc., Class A(a)	147	12,719
		38,408
Total Common Stocks Held Long
(Cost $2,330,851)		2,570,286

Securities Sold Short - (89.5%)
Aerospace & Defense - (2.2%)
Curtiss-Wright Corp.	(201)	(12,772)
Esterline Technologies Corp.*	(120)	(12,785)
Hexcel Corp.*	(297)	(12,931)
Spirit AeroSystems Holdings, Inc., Class A*	(453)	(12,770)
Textron, Inc.	(327)	(12,848)
		(64,106)
Airlines - (1.3%)
Alaska Air Group, Inc.	(138)	(12,877)
Delta Air Lines, Inc.	(372)	(12,890)
United Continental Holdings, Inc.*	(288)	(12,853)
		(38,620)
Auto Components - (2.2%)
Dana Holding Corp.	(555)	(12,915)
Gentex Corp.	(408)	(12,864)
Johnson Controls, Inc.	(270)	(12,776)
Tenneco, Inc.*	(222)	(12,892)
TRW Automotive Holdings Corp.*	(159)	(12,978)
		(64,425)
Automobiles - (0.4%)
General Motors Co.	(372)	(12,804)

Banks - (0.9%)
Citigroup, Inc.	(270)	(12,852)
First Republic Bank	(237)	(12,796)
		(25,648)
Beverages - (0.4%)
Monster Beverage Corp.*	(183)	(12,709)

Biotechnology - (4.0%)
Alexion Pharmaceuticals, Inc.*	(84)	(12,779)
Alnylam Pharmaceuticals, Inc.*	(189)	(12,689)
Biogen Idec, Inc.*	(42)	(12,847)
Gilead Sciences, Inc.*	(180)	(12,755)
Isis Pharmaceuticals, Inc.*	(297)	(12,833)
Pharmacyclics, Inc.*	(129)	(12,928)
Regeneron Pharmaceuticals, Inc.*	(42)	(12,612)
Seattle Genetics, Inc.*	(282)	(12,848)
United Therapeutics Corp.*	(138)	(12,976)
		(115,267)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Building Products - (1.8%)
Fortune Brands Home & Security, Inc.	(303)	$(12,750)
Masco Corp.	(576)	(12,793)
Owens Corning	(297)	(12,822)
USG Corp.*	(393)	(12,859)
		(51,224)
Capital Markets - (7.2%)
Affiliated Managers Group, Inc.*	(63)	(12,603)
Ameriprise Financial, Inc.	(117)	(12,878)
Bank of New York Mellon Corp./The	(363)	(12,810)
BlackRock, Inc.	(42)	(13,208)
Charles Schwab Corp./The	(471)	(12,872)
Eaton Vance Corp.	(336)	(12,822)
Federated Investors, Inc., Class B	(420)	(12,827)
Financial Engines, Inc.	(255)	(12,949)
Franklin Resources, Inc.	(237)	(12,841)
Goldman Sachs Group, Inc./The	(78)	(12,780)
Invesco Ltd.	(348)	(12,876)
Legg Mason, Inc.	(261)	(12,800)
Morgan Stanley	(414)	(12,904)
Raymond James Financial, Inc.	(231)	(12,920)
TD Ameritrade Holding Corp.	(381)	(12,935)
Waddell & Reed Financial, Inc., Class A	(174)	(12,810)
		(205,835)
Chemicals - (1.8%)
Axiall Corp.	(288)	(12,937)
Cabot Corp.	(219)	(12,934)
Huntsman Corp.	(525)	(12,821)
Valspar Corp./The	(177)	(12,765)
		(51,457)
Commercial Services & Supplies - (0.5%)
Iron Mountain, Inc.	(471)	(12,986)

Communications Equipment - (2.7%)
Ciena Corp.*	(564)	(12,825)
F5 Networks, Inc.*	(120)	(12,796)
JDS Uniphase Corp.*	(918)	(12,852)
Palo Alto Networks, Inc.*	(186)	(12,760)
Riverbed Technology, Inc.*	(651)	(12,831)
ViaSat, Inc.*	(186)	(12,841)
		(76,905)
Construction & Engineering - (0.9%)
AECOM Technology Corp.*	(402)	(12,932)
Fluor Corp.	(165)	(12,826)
		(25,758)
Construction Materials - (0.4%)
Eagle Materials, Inc.	(144)	(12,767)

Containers & Packaging - (1.4%)
Owens-Illinois, Inc.*	(381)	(12,889)
Packaging Corp. of America	(183)	(12,878)
Sealed Air Corp.	(393)	(12,918)
		(38,685)
Distributors - (0.5%)
LKQ Corp.*	(492)	(12,964)

Diversified Consumer Services - (1.3%)
Apollo Education Group, Inc.*	(375)	(12,840)
H&R Block, Inc.	(429)	(12,951)
Sotheby's	(294)	(12,804)
		(38,595)
Diversified Financial Services - (0.5%)
Moody's Corp.	(162)	(12,850)

Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(327)	(12,799)

Electric Utilities - (1.8%)
American Electric Power Co., Inc.	(252)	(12,766)
Great Plains Energy, Inc.	(474)	(12,817)
IDACORP, Inc.	(231)	(12,814)
Pinnacle West Capital Corp.	(234)	(12,790)
		(51,187)
Electrical Equipment - (0.9%)
EnerSys, Inc.	(186)	(12,888)
Generac Holdings, Inc.	(219)	(12,914)
		(25,802)
Electronic Equipment, Instruments & Components - (0.9%)
Belden, Inc.	(186)	(12,945)
Corning, Inc.	(612)	(12,742)
		(25,687)
Energy Equipment & Services - (2.7%)
Halliburton Co.	(219)	(12,897)
Helix Energy Solutions Group, Inc.*	(558)	(12,823)
Oceaneering International, Inc.	(180)	(12,935)
Oil States International, Inc.*	(132)	(13,015)
Superior Energy Services, Inc.	(420)	(12,919)
Tidewater, Inc.	(264)	(12,836)
		(77,425)
Gas Utilities - (0.5%)
UGI Corp.	(282)	(12,862)

Health Care Equipment & Supplies - (2.2%)
Align Technology, Inc.*	(249)	(12,896)
Boston Scientific Corp.*	(951)	(12,857)
Hill-Rom Holdings, Inc.	(333)	(12,834)
St Jude Medical, Inc.	(195)	(12,751)
STERIS Corp.	(267)	(12,749)
		(64,087)
Health Care Providers & Services - (1.4%)
Brookdale Senior Living, Inc.*	(384)	(12,868)
HealthSouth Corp.	(360)	(12,935)
Tenet Healthcare Corp.*	(303)	(12,971)
		(38,774)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(78)	(12,499)
Medidata Solutions, Inc.*	(237)	(12,878)
		(25,377)
Hotels, Restaurants & Leisure - (2.2%)
International Game Technology	(918)	(12,907)
Las Vegas Sands Corp.	(159)	(12,844)
MGM Resorts International*	(498)	(12,878)
Royal Caribbean Cruises Ltd.	(237)	(12,931)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	(162)	$(12,895)
		(64,455)
Household Durables - (3.6%)
D.R. Horton, Inc.	(594)	(12,860)
Harman International Industries, Inc.	(120)	(12,768)
Lennar Corp., Class A	(327)	(12,956)
Mohawk Industries, Inc.*	(96)	(13,054)
PulteGroup, Inc.	(672)	(12,896)
Tempur Sealy International, Inc.*	(252)	(12,769)
Toll Brothers, Inc.*	(360)	(12,924)
Whirlpool Corp.	(87)	(13,003)
		(103,230)
Independent Power and Renewable Electricity Producers - (1.3%)
AES Corp./The	(900)	(12,852)
Calpine Corp.*	(612)	(12,797)
NRG Energy, Inc.	(402)	(12,784)
		(38,433)
Insurance - (4.0%)
Assured Guaranty Ltd.	(507)	(12,837)
Genworth Financial, Inc., Class A*	(726)	(12,872)
Hartford Financial Services Group, Inc./The	(363)	(12,803)
Lincoln National Corp.	(252)	(12,769)
MBIA, Inc.*	(924)	(12,927)
MetLife, Inc.	(243)	(12,830)
Old Republic International Corp.	(786)	(12,890)
Principal Financial Group, Inc.	(279)	(12,831)
Prudential Financial, Inc.	(153)	(12,952)
		(115,711)
Internet & Catalog Retail - (1.8%)
Amazon.com, Inc.*	(39)	(13,124)
Liberty Interactive Corp., Class A*	(447)	(12,905)
Netflix, Inc.*	(36)	(12,673)
priceline.com, Inc.*	(12)	(14,303)
		(53,005)
Internet Software & Services - (0.9%)
Akamai Technologies, Inc.*	(219)	(12,748)
Pandora Media, Inc.*	(426)	(12,916)
		(25,664)
IT Services - (1.3%)
Acxiom Corp.*	(372)	(12,795)
CoreLogic, Inc.*	(426)	(12,797)
Teradata Corp.*	(261)	(12,839)
		(38,431)
Machinery - (4.9%)
Chart Industries, Inc.*	(162)	(12,887)
Cummins, Inc.	(87)	(12,962)
Kennametal, Inc.	(291)	(12,891)
Manitowoc Co., Inc./The	(408)	(12,832)
Navistar International Corp.*	(381)	(12,905)
Nordson Corp.	(183)	(12,900)
Oshkosh Corp.	(216)	(12,716)
PACCAR, Inc.	(189)	(12,746)
Pentair Ltd.	(162)	(12,853)
Terex Corp.	(291)	(12,891)
WABCO Holdings, Inc.*	(120)	(12,667)
		(141,250)
Media - (1.3%)
Cablevision Systems Corp., Class A	(762)	(12,855)
CBS Corp., Class B	(207)	(12,793)
Sinclair Broadcast Group, Inc., Class A	(471)	(12,759)
		(38,407)
Metals & Mining - (2.2%)
Allegheny Technologies, Inc.	(342)	(12,886)
Freeport-McMoRan Copper & Gold, Inc.	(390)	(12,897)
Steel Dynamics, Inc.	(720)	(12,809)
United States Steel Corp.	(465)	(12,839)
Worthington Industries, Inc.	(339)	(12,967)
		(64,398)
Multi-Utilities - (0.4%)
Vectren Corp.	(324)	(12,762)

Oil, Gas & Consumable Fuels - (4.0%)
Cheniere Energy, Inc.*	(231)	(12,786)
Continental Resources, Inc.*	(102)	(12,675)
Kodiak Oil & Gas Corp.*	(1,062)	(12,893)
Newfield Exploration Co.*	(408)	(12,795)
Oasis Petroleum, Inc.*	(309)	(12,894)
Peabody Energy Corp.	(789)	(12,892)
Pioneer Natural Resources Co.	(69)	(12,913)
Rosetta Resources, Inc.*	(276)	(12,856)
Tesoro Corp.	(252)	(12,749)
		(115,453)
Paper & Forest Products - (0.5%)
Louisiana-Pacific Corp.*	(762)	(12,855)

Personal Products - (1.4%)
Avon Products, Inc.	(891)	(13,044)
Herbalife Ltd.	(225)	(12,886)
Nu Skin Enterprises, Inc., Class A	(156)	(12,925)
		(38,855)
Pharmaceuticals - (0.5%)
Hospira, Inc.*	(297)	(12,845)

Professional Services - (1.3%)
Dun & Bradstreet Corp./The	(129)	(12,816)
IHS, Inc., Class A*	(105)	(12,758)
Manpowergroup, Inc.	(162)	(12,770)
		(38,344)
Real Estate Investment Trusts (REITs) - (3.1%)
CBL & Associates Properties, Inc.	(726)	(12,886)
Corrections Corp. of America	(408)	(12,779)
Duke Realty Corp.	(762)	(12,863)
Hospitality Properties Trust	(447)	(12,838)
Host Hotels & Resorts, Inc.	(633)	(12,812)
LaSalle Hotel Properties	(408)	(12,774)
Sunstone Hotel Investors, Inc.	(936)	(12,851)
		(89,803)
Real Estate Management & Development - (0.9%)
CBRE Group, Inc., Class A*	(471)	(12,920)
Forest City Enterprises, Inc., Class A*	(684)	(13,064)
		(25,984)
Road & Rail - (2.2%)
Avis Budget Group, Inc.*	(264)	(12,857)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
Genesee & Wyoming, Inc., Class A*	(132)	$(12,846)
Hertz Global Holdings, Inc.*	(483)	(12,867)
Kansas City Southern	(126)	(12,860)
Ryder System, Inc.	(159)	(12,707)
		(64,137)
Semiconductors & Semiconductor Equipment - (2.2%)
Advanced Micro Devices, Inc.*	(3,216)	(12,896)
Atmel Corp.*	(1,542)	(12,891)
Cree, Inc.*	(228)	(12,896)
First Solar, Inc.*	(183)	(12,772)
SunEdison, Inc.*	(687)	(12,943)
		(64,398)
Software - (2.2%)
CommVault Systems, Inc.*	(198)	(12,860)
Qlik Technologies, Inc.*	(486)	(12,923)
Red Hat, Inc.*	(243)	(12,874)
SS&C Technologies Holdings, Inc.*	(321)	(12,846)
TIBCO Software, Inc.*	(630)	(12,802)
		(64,305)
Specialty Retail - (1.8%)
Abercrombie & Fitch Co., Class A	(333)	(12,821)
American Eagle Outfitters, Inc.	(1,044)	(12,779)
Cabela's, Inc.*	(195)	(12,774)
Lumber Liquidators Holdings, Inc.*	(138)	(12,944)
		(51,318)
Technology Hardware, Storage & Peripherals - (0.5%)
SanDisk Corp.	(159)	(12,909)

Textiles, Apparel & Luxury Goods - (0.5%)
Fossil Group, Inc.*	(111)	(12,944)

Thrifts & Mortgage Finance - (1.4%)
MGIC Investment Corp.*	(1,515)	(12,908)
Ocwen Financial Corp.*	(330)	(12,929)
Radian Group, Inc.	(864)	(12,986)
		(38,823)
Trading Companies & Distributors - (0.5%)
United Rentals, Inc.*	(135)	(12,817)

Wireless Telecommunication Services - (0.5%)
Telephone & Data Systems, Inc.	(495)	(12,974)

Total Securities Sold Short (Proceeds Received $2,313,601)		(2,572,115)
Other assets less liabilities — 100.1%		2,876,833
Net Assets — 100.0%		$2,875,004

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2014, the aggregate amount held in a segregated account was $1,786,073.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,887
Aggregate gross unrealized depreciation	(453,775)
Net unrealized depreciation	$(197,888)
Federal income tax cost of investments	$196,059

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
276,182 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$33,752
(273,629) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index(Fund has short exposure to high beta companies(1))	(0.10)%	(37,116)
					$(3,364)

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2014 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”), which is a Dow Jones U.S. Thematic Market Neutral Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, where such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities valued using amortized cost would typically be categorized as Level 2 in the fair value hierarchy described below.

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update ‘‘Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (‘‘IFRS’’).’’ The standard clarified the application of their existing fair value measurement requirements, changed certain principles related to measuring fair value, and required additional disclosures about fair value measurements. Required disclosures were expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs, is required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1— Quoted prices in active markets for identical assets.

• Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2014 (Unaudited)

The following is a summary of the valuations as of March 31, 2014, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*			Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,128,090	$18,159	$	―	$1,146,249
Liabilities:	(1,137,987)	(12,318)		―	(1,150,305)
Totals:	$(9,897)	$5,841	$	―	$(4,056)
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,230,767	$23,523	$	―	$1,254,290
Liabilities:	(1,240,618)	(11,190)		―	(1,251,808)
Totals:	$(9,851)	$12,333	$	―	$2,482
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,147,132	$17,957	$	―	$1,165,089
Liabilities:	(1,150,982)	(15,771)		―	(1,166,753)
Totals:	$(3,850)	$2,186	$	―	$(1,664)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$2,570,286	$33,752	$	―	$2,604,038
Liabilities:	(2,572,115)	(37,116)		―	(2,609,231)
Totals:	$(1,829)	$(3,364)	$	―	$(5,193)

*The tables above are based on market values or unrealized appreciation/ (depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended March 31, 2014, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending March 31, 2014, based on the valuation input Levels assigned to securities on June 30, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions.  Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the period ended March 31, 2014.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2014 (Unaudited)

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, a Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended March 31, 2014:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$133,456	$(127,222)
QuantShares U.S. Market Neutral Value Fund	145,743	(143,126)
QuantShares U.S. Market Neutral Size Fund	192,581	(189,941)
QuantShares U.S. Market Neutral Anti-Beta Fund	563,217	(571,670)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3.	Principal Risks

Momentum Risk: For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Value Risk: For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk: For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Significant Matter

There have been redemptions from certain of the Funds that significantly reduced the net assets of the Trust. These conditions raise substantial doubt about the Funds’ ability to continue as a going concern. The Adviser has disclosed to the Trustees that it is pursuing various strategic alternatives, which would allow for its continued operations and the payment of future obligations under its fee waiver and expense limitation agreement with the Trust. Such alternatives could include, but are not limited to, the issuance of debt or equity by the Adviser. If the Adviser is not successful in its efforts to raise additional capital, it could result in the liquidation of the Funds.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 23, 2014

By:
/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
May 23, 2014